                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-1A
                                                              File No. 2-70164
                                                              File No. 811-3120

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.
                                 --------------

     Post-Effective Amendment No.        28
                                  ---------------

                                       AND


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.      28
                   ------------


                       DELAWARE GROUP TAX-FREE MONEY FUND
------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              One Commerce Square, Philadelphia, Pennsylvania 19103

               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:       (800) 523-1918
                                                          --------------

    Richelle S. Maestro, Esquire, One Commerce Square, Philadelphia, PA 19103
------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                   June 28, 2002

It is proposed that this filing will become effective:

                        immediately upon filing pursuant to paragraph (b)
             ---------

                 X      on June 28,2002 pursuant to paragraph (b)
             ---------

                        60 days after filing pursuant to paragraph (a)(1)
             ---------

                        on (date) pursuant to paragraph (a)(1)
             ---------

                        75 days after filing pursuant to paragraph (a)(2)
             ---------

                        on (date) pursuant to paragraph (a)(2) of Rule 485
             ---------


If appropriate:

            ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---


This Post-Effective Amendment No. 28 to Registration File No. 2-70164 includes the following:


               1.     Facing Page

               2.     Contents Page

               3.     Part A - Prospectus

               4.     Part B - Statement of Additional Information

               5.     Part C - Other Information

               6.     Signatures

                                           Delaware
                                           Investments(SM)
                                           A member of Lincon Financial Group(R)
                                           -------------------------------------


FIXED INCOME




[GRAPHIC]
Prospectus
June 28, 2002




Delaware
Tax-Free Money Fund
Class A o Consultant Class

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents


.....................................................................
Fund profile                                               page 2
Delaware Tax-Free Money Fund                                    2
.....................................................................
How we manage the Fund                                     page 5
Our investment strategies                                       5
The securities we typically invest in                           6
The risks of investing in the Fund                              8
.....................................................................
Who manages the Fund                                       page 9
Investment manager                                              9
Who's who?                                                     10
.....................................................................
About your account                                        page 11
Investing in the Fund                                          11
How to buy shares                                              12
How to redeem shares                                           14
Account minimums                                               15
Special services                                               16
Dividends, distributions and taxes                             17
.....................................................................
Financial highlights                                      page 18
.....................................................................
Glossary                                                  page 20

Profile: Delaware Tax-Free Money Fund

What is the Fund's goal?

     Delaware Tax-Free Money Fund seeks a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity. Although the Fund will strive to meet its goal, there is no assurance that it will.

Who should invest in the Fund

     o    Investors with short-term financial goals who seek current income.

     o Investors in higher tax brackets who want income exempt from federal income taxes.

     o Investors who do not want an investment whose value may fluctuate over the short term.

     o Investors who are looking for a short-term, relatively safe investment to complement more long-term investments in their portfolio.

Who should not invest in the Fund

     o    Investors with long-term financial goals.

     o    Investors looking for relatively high current income.

What are the Fund's main investment strategies? Delaware Tax-Free Money Fund invests primarily in short-term municipal money market securities.

Delaware Tax-Free Money Fund is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days (approximately 13 months).

What are the main risks of investing in the Fund? Delaware Tax-Free Money Fund will be affected primarily by declines in interest rates that would reduce the income provided by the Fund. The Fund may invest up to 20% of its net assets in taxable securities, including securities that are subject to the federal alternative minimum tax. If the Fund does so, any income from those securities may be subject to federal income taxes.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on page 8.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

How has the Fund performed?
--------------------------------------------------------------------------------

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as average annual returns for Class A and Consultant Class shares for one-year, five-year and ten-year periods. The Fund's past performance does not necessarily indicate how it will perform in the future.

As of March 31, 2002, the Fund's Class A had a year-to-date return of 0.09%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.83% for the quarter ended June 30, 2000 and its lowest quarterly return was 0.20% for the quarter ended December 31, 2001.

Year-by-year total return (Class A)



2.45%     1.62%     2.09%     3.11%     2.75%     2.91%     2.50%     2.37%     3.17%     1.76%
-----------------------------------------------------------------------------------------------
1992      1993      1994      1995      1996      1997      1998      1999      2000      2001


Average annual returns
for periods ending 12/31/01

                                           1 year     5 years      10 years
Class A                                     1.76%       2.54%        2.47%
Consultant Class                            1.76%       2.54%        2.47%

Investors interested in obtaining the 7-day yield for the classes can call 800 523-1918.



What are the Fund's fees and expenses?                      CLASS                                               A  Consultant
---------------------------------------------------------------------------------------------------------------------------------
Shareholder fees are paid directly from your investment.    Maximum sales charge (load) imposed on
                                                              purchases as a percentage of offering price     none        none
                                                            Maximum sales charge (load) imposed on
                                                              reinvested dividends                            none        none
                                                            Redemption fees                                   none        none
                                                            Exchange fees(1)                                  none        none
---------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted from the        Management fees                                   0.45%       0.45%
Fund's assets.                                              Distribution and service (12b-1) fees             none        none(2)
                                                            Other expenses                                    0.70%       0.70%
                                                            Total operating expenses                          1.15%       1.15%

                                                            CLASS                                               A  Consultant
---------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare                1 year                                            $117        $117
the cost of investing in the Fund to the                    3 years                                           $365        $365
cost of investing in other mutual funds with                5 years                                           $633        $633
similar investment objectives. We show the                  10 years                                        $1,398      $1,398
cumulative amount of Fund expenses on a
hypothetical investment of $10,000 with an
annual 5% return over the time shown.(3) This
is an example only, and does not represent
future expenses, which may be greater or
less than those shown here.



(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A sales charge may apply if you exchange your shares into a fund that has a sales charge.
(2) Consultant Class shares are subject to a 12b-1 distribution plan; however, the Board of Trustees of the Fund suspended 12b-1 plan payments effective June 1, 1990.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

How we manage the Fund

Our investment strategies               Credit quality


Under normal circumstances, we          When we purchase a security, the
invest at least 80% of the Fund's       security or its issuer must be rated
assets in municipal money market        in one of the two highest rating
securities issued by states, U.S.       categories by at least two
territories and possessions, and the    nationally recognized statistical
District of Columbia, as well as        rating organizations. (If a security
their political subdivisions and        is rated by only one agency, it must
other entities. We may hold the         receive one of the two highest
following types of securities:          ratings from that agency.) We may
municipal bonds and notes, tax-free     invest in securities that have not
commercial paper, short-term            been rated, if we determine that the
tax-free notes, construction loan       security's credit quality is
notes, project notes, tax               comparable to one of the two highest
anticipation notes, bond                rating categories. We will not
anticipation notes, revenue             invest more than 5% of the Fund's
anticipation notes and pre-refunded     assets in securities rated in the
obligations. Generally, interest        second highest category.
from these securities is fully
exempt from federal income tax. The     Average maturity
Fund may also invest in U.S.
government securities and other         We maintain an average maturity of
taxable securities to a limited         90 days or less. Also, we do not
extent. Income from these securities    purchase any securities with an
is not exempt from federal income       effective remaining maturity of more
tax. We may also hold a portion of      than 397 days (approximately 13
the Fund's assets in variable or        months).
floating rate demand notes. Please
see "The securities we typically        We intend to hold our investments
invest in" for further information.     until maturity, but we may sell them
                                        prior to maturity in order to
The Fund's investment objective is      shorten or lengthen the average
non-fundamental. This means that the    maturity of the bonds in the
Board of Trustees may change the        portfolio, increase the yield,
objective without obtaining             maintain the quality of the
shareholder approval. If the            portfolio or maintain a stable share
objective were changed, we would        value.
notify shareholders before any
change in the objective became
effective.

The securities we typically invest in


--------------------------------------------------------------------------------
            Securities                              How we use them
--------------------------------------------------------------------------------
General obligation bonds: Municipal        We may invest in general obligation
bonds on which the payment of              bonds rated in one of the two
principal and interest is secured by       highest rating categories, with a
the issuer's pledge of its full            remaining maturity of 397 days or
faith, credit and taxing power.            less.

Revenue bonds: Municipal bonds on          We may invest in revenue obligation
which principal and interest               bonds rated in one of the two
payments are made from revenues            highest rating categories, with a
derived from a particular facility         remaining maturity of 397 days or
or class of facilities.                    less.

Private activity or private                We may invest up to 20% of the
placement bonds: Municipal bond            Fund's assets in bonds whose income
issues whose proceeds are used to          is subject to the federal
finance certain non-government             alternative minimum tax. This means
activities, including some types of        that a portion of the Fund's
industrial revenue bonds such as           distributions could be subject to
privately-owned sports and                 the federal alternative minimum tax
convention facilities. The Tax             that applies to certain taxpayers.
Reform Act of 1986 subjects interest
income from these bonds to the             We may invest in private activity or
federal alternative minimum tax and        private placement bonds rated in one
makes the tax-exempt status of             of the two highest rating
certain bonds dependent on the             categories, with a remaining
issuer's compliance with specific          maturity of 397 days or less.
requirements after the bonds are
issued.

Anticipation notes: Short-term             The 20% limit applies to the
municipal obligations to be repaid         combined holdings of taxable
from an anticipated income source          securities and securities subject to
such as tax payments, revenue from a       the federal alternative minimum tax.
facility or money from an upcoming
bond issue.

Variable and floating rate demand          We may invest without limit in
notes: Securities whose interest           anticipation notes rated in one of
rate is tied to a money market rate,       the two highest rating categories,
usually the Prime Rate, and                with a remaining maturity of 397
therefore changes each time the base       days or less.
rate changes.

These securities may be backed by          We may invest in variable and
a letter of credit or other guarantee.     floating rate demand notes that meet
                                           the Fund's quality standards. In
                                           most cases, these will be municipal
                                           securities. We may invest in
                                           variable and floating rate demand
                                           notes with a maturity longer than
                                           397 days if the security has a
                                           demand feature that allows us to
                                           tender it back to the issuer prior
                                           to stated maturity. If a security is
                                           guaranteed by another entity, we
                                           will generally consider the rating
                                           of that entity when evaluating that
                                           security.

                                           Please see the Fund's Statement of
                                           Additional Information for further
                                           explanation of demand features.


Tax-free commercial paper:                 We may invest without limit in
Short-term debt obligations issued         tax-free commercial paper that meets
by companies.                              the Fund's quality and maturity
                                           standards.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            Securities                              How we use them
--------------------------------------------------------------------------------
Taxable securities: May include             We may invest up to 20% of the
commercial paper, corporate notes,          Fund's assets in issues that are not
certificates of deposit and                 exempt from federal income tax.
obligations of the U.S. government,
its agencies or instrumentalities,          The 20% limit applies to the
asset-backed securities, when-issued        combined holdings of taxable
securities and repurchase                   securities and securities subject to
agreements.                                 the federal alternative minimum tax.

Repurchase agreements: An agreement         We may use repurchase agreements as
between a buyer of securities, such         a short-term investment for the
as the Fund, and a seller of                Fund's cash position. In order to
securities in which the seller              enter into these repurchase
agrees to buy the securities back           agreements, the Fund must have
within a specified time at the same         collateral of at least 102% of the
price the buyer paid for them, plus         repurchase price. The Fund will only
an amount equal to an agreed upon           enter into repurchase agreements in
interest rate.                              which the collateral is comprised of
                                            U.S. government securities.


                                            [Earnings on repurchase agreements
                                            are not tax-exempt and are subject
                                            to the 20% limit on taxable
                                            securities and securities subject to
                                            the federal alternative minimum
                                            tax.]

Restricted securities: Privately            We may invest in privately placed
placed securities whose resale is           securities including those that are
restricted under securities law.            eligible for resale only among
                                            certain institutional buyers without
                                            registration which are commonly
                                            known as "Rule 144A Securities."

                                            We may invest up to 20% of the
                                            Fund's assets in issues that are not
                                            exempt from federal income tax.

                                            The 20% limit applies to the
                                            combined holdings of taxable
                                            securities and securities subject to
                                            the federal alternative minimum tax.

Illiquid securities: Securities that        We may not invest more than 10% of
do not have a ready market, and             total assets in illiquid securities.
cannot be easily sold within seven
days at approximately the price that
the Fund has valued them.
--------------------------------------------------------------------------------

Please see the Statement of Additional Information for additional descriptions on securities listed in the table above.

Purchasing securities on a when-issued basis The Fund may buy or sell securities on a when-issued basis; that is, paying for securities before delivery and taking delivery up to 45 days later. Between the purchase of the securities and our receipt of them, the securities do not pay interest, but the market value may fluctuate, potentially affecting the Fund's net asset value. The Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily.

Borrowing from banks The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of 5% of the value of its net assets.

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose money. Before you invest in the Fund, you should carefully evaluate the risks. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks.


--------------------------------------------------------------------------------
             Risks                            How we strive to manage them
--------------------------------------------------------------------------------
Interest rate risk is the risk that         Because the Fund invests exclusively
securities, particularly bonds with         in short-term securities, interest
longer maturities, will decrease in         rate changes are not a major risk to
value if interest rates rise.               the value of its portfolio. However,
                                            a decline in interest rates would
                                            reduce the level of income provided
                                            by the Fund.

Inflation risk is the risk that the         The Fund is designed for short-term
return from your investments will be        investment goals and therefore may
less than the increase in the cost          not outpace inflation over longer
of living due to inflation, thus            time periods. For this reason, the
preventing you from reaching your           Fund is not recommended as a primary
financial goals.                            investment for people with long-term
                                            goals.

Credit risk is the risk that a              We limit our investments to those
bond's issuer (or an entity that            that the Board of Trustees considers
insures the bond) will be unable to         to be of high quality with minimal
make timely payments of interest and        credit risks, typically those rated
principal.                                  in the two highest categories by a
                                            nationally recognized statistical
                                            rating organization. All investments
                                            must also meet the maturity, quality
                                            and diversification standards that
                                            apply to tax-exempt money market
                                            funds. Therefore, the Fund's
                                            investments are generally not
                                            subject to significant credit risk.

                                            We also maintain a diversified
                                            portfolio. We may not invest more
                                            than 25% of the Fund's assets in
                                            governmental subdivisions located in
                                            any one state, territory or U.S.
                                            possession. (We may invest up to 25%
                                            of the Fund's assets in short-term
                                            tax-exempt project notes guaranteed
                                            by the U.S. government, regardless
                                            of the location of the issuing
                                            municipality.) Our goal is to
                                            minimize the effect that any one
                                            security may have on the Fund's
                                            performance and share price.

Counterparty risk is the risk that          We try to minimize this risk by
the Fund may lose money because a           considering the creditworthiness of
party that we contract with to buy          all parties before we enter into
or sell securities fails to fulfill         transactions with them. The Fund
its side of the agreement.                  will hold collateral from
                                            counterparties consistent with
                                            applicable regulations.
--------------------------------------------------------------------------------

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For its services to the Fund, the manager was paid 0.45% of average daily net assets for the last fiscal year.

Who's who? This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments Funds.




    Investment manager                   Board of Trustees                                        Custodian
Delaware Management Company                    |                                              JPMorgan Chase Bank
   2005 Market Street        --------------  The Fund -----------------------------------  4 Chase Metrotech Center
Philadelphia, PA 19103-7094                    |                                 |             Brooklyn, NY 11245
             |                                 |                                 |
             |                             Distributor                           |
    Portfolio managers              Delaware Distributors, L.P.                  |
                                       2005 Market Street                        |
                                    Philadelphia, PA 19103-7094             Service agent
                                               |                       Delaware Service Company, I
                                               |                        2005 Market Street
                                               |                    Philadelphia, PA 19103-7094
                                Financial intermediary wholesaler                |
                               Lincoln Financial Distributors, Inc.              |
                                      2001 Market Street                         |
                                  Philadelphia, PA 19103-7055                    |
                                               |                                 |
                                               |------------------------- Financial advisors
                                                                                 |
                                                                            Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Delaware Tax-Free Money Fund relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Fund to be comprised of a majority of such independent trustees. These independent fund trustees, in particular, are advocates for shareholder interests.


Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.


Financial intermediary wholesaler Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.


Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.


Financial advisors Financial advisors provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.


Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Fund


                  o Class A shares are available for purchase at net asset value.
  Class
                  o     Class A shares do not have an up-front sales charge.
    A
                  o     Class A shares are not subject to 12b-1 fees.

                  o Class A shares are not subject to a contingent deferred sales charge.


Consultant Class  o     Consultant Class shares may be purchased through
                        financial advisors, including brokers, financial institutions and other entities that have a dealer agreement with the Fund's distributor or a service agreement with the Fund.


                  o Consultant Class shares do not have an up-front sales charge.


                  o The Consultant Class has the ability to charge an annual 12b-1 fee no greater than 0.30% of average daily net assets. However, the 12b-1 fee is currently suspended by the Board of Trustees. Prior to suspension, the 12b-1 fee was set at 0.25% of average daily net assets. The 12b-1 fee is typically used to compensate your financial advisor for the ongoing guidance and service he or she provides to you.


                  o Consultant Class shares are not subject to a contingent deferred sales charge.

CONSULTANT CLASS

How to buy shares       [ILLUSTRATION OF A PERSON]
                        Through your financial advisor


                        Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.


                        [ILLUSTRATION OF A LETTER]
                        By mail


                        Complete an investment slip and mail it with your check, made payable to the Fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application with your check.


                        [ILLUSTRATION OF A WIRE]
                        By wire

                        Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

                        [ILLUSTRATION OF AN EXCHANGE]
                        By exchange


                        You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Generally, you may not exchange between different classes of shares; however, you may exchange between the Consultant Class and Class A shares of the Delaware Investments funds. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.


                        [ILLUSTRATION OF A KEYPAD]
                        Through automated shareholder services


                        You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

 How to buy shares      Once you have completed an application, you can
       (continued)      generally open an account with an initial investment of
                        $1,000 and make additional investments at any time for as little as $100. If you are buying shares under the Uniform Gifts to Minors Act or the Uniform Transfers to
                        Minors Act, or through an Automatic Investing Plan, the minimum initial purchase is $250, and you can make additional investments of only $25.

                        We determine the Fund's net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We strive to manage the value of the Fund's securities to stabilize the Fund's net asset value at $1.00 per share. Although we make every effort to maintain a stable net asset value, there is no assurance that we will always be able to do so. We calculate net asset value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We value the Fund's portfolio securities at amortized cost.


                        The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

How to redeem shares    [ILLUSTRATION OF A PERSON]
                        Through your financial advisor


                        Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.


                        [ILLUSTRATION OF A MAIL]
                        By mail


                        You can redeem shares (sell them back to the Fund) by mail by writing to: Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


                        [ILLUSTRATION OF A PHONE]
                        By telephone

                        You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

                        [ILLUSTRATION OF A WIRE]
                        By wire

                        You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

                        [ILLUSTRATION OF A KEYPAD]
                        Through automated shareholder services


                        You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.


                        [ILLUSTRATION OF WRITING A CHECK]
                        Through checkwriting

                        You may redeem shares by writing checks of $500 or more. Checks must be signed by all owners of the account unless you indicate otherwise on your Investment Application. Also, because dividends are declared daily, you may not close your account by writing a check. When you write checks you are subject to bank regulations and may be subject to a charge if the check amount exceeds the value of your account.

 How to redeem shares   If you hold your shares in certificates, you must submit
          (continued)   the certificates with your request to sell the shares.
                        We recommend that you send your certificates by certified mail.


                        When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receive the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.


Account minimums        If you redeem shares and your account balance falls
                        below the required account minimum of $1,000 ($250 for Uniform Gifts to Minors Act or Uniform Transfers to
                        Minors Act accounts or accounts with automatic investing plans) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services  To help make investing with us as easy as possible, and to help you build your investments, we offer the
                  following special services.
                  --------------------------------------------------------------
             Automatic The Automatic Investing Plan allows you to make regular Investing Plan monthly or quarterly investments directly from your checking account.

        Direct Deposit  With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.


 Online Account Access  Account access is a password protected area of the
                        Delaware Investments Web site that gives you access to your account information and allows you to perform transactions in a secure environment.

   Electronic Delivery  With Delaware eDelivery you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure environment at any time, from anywhere.


 Wealth Builder Option  With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

              Dividend Through our Dividend Reinvestment Plan, you can have Reinvestment Plan your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. You may not reinvest distributions in Class B or Class C shares of Delaware Investments funds.


             Exchanges  You can exchange all or part of your shares, normally for shares of the same class in another Delaware Investments Fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. Generally, you may not exchange between different classes of shares; however, you may exchange between the Consultant Class and Class A of any Delaware Investments funds.


                        In certain circumstances, Class A shares of funds, other than the Fund, may be subject to a contingent deferred sales charge for up to two years after purchase. This would occur if the Fund normally had a front-end sales charge, but the shares were purchased without paying a sales charge and a financial advisor was paid a commission on the purchase. If you purchase Class A shares of another fund in this manner, you may exchange them for shares of the Fund's Class A or Consultant Class. You will not have to pay the contingent deferred sales charge at the time of the exchange. However, you may have to pay the contingent deferred sales if you later redeem your shares of the Fund's Class A or Consultant Class or if you exchange them for shares of another fund and then redeem those shares. The time that you are invested in the Fund will count toward the fulfillment of the two-year holding period.

Special services
     (continued)
                ----------------------------------------------------------------
         MoneyLine(SM) Through our MoneyLine(SM) On Demand Service, you or your On Demand Service financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

             MoneyLine Through our MoneyLine Direct Deposit Service you can Direct Deposit Service have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

            Systematic Through our Systematic Withdrawal Plan you can arrange a Withdrawal Plan regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

        Dividends,  Dividends are declared daily and paid monthly. Short-term
distributions and   capital gains may be paid with the daily dividend or
            taxes   distributed annually. We automatically reinvest all
                    dividends and capital gains, unless you tell us otherwise.

                    Tax laws are subject to change, so we urge you to consult your tax advisor about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash.

                    Distributions of tax-exempt interest income are not includable in the shareholder's gross income for federal income tax purposes. Distributions of net investment income received by the Fund from investments in securities other than municipal obligations, and any net short-term capital gains realized by the Fund, will be taxable to the shareholder as ordinary income whether received in cash or reinvested in additional shares. Distributions of taxable net investment income, if any, will not qualify for the deduction for dividends received by corporations. For the fiscal year ended April 30, 2001, all of the Fund's net income was exempt from federal income taxes.

                    We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Financial highlights


The Financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918.




                                                                                                Class A
-------------------------------------------------------------------------------------------------------
                                                                                             Year Ended
Delaware Tax-Free                                                                                  4/30
Money Fund                                      2002         2001        2000        1999          1998
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $1.000      $1.000       $1.000      $1.000       $1.000

Income from investment operations:

Net investment income                           0.011       0.030        0.026       0.024        0.028
                                               ------      ------       ------      ------       ------
Total from investment operations                0.011       0.030        0.026       0.024        0.028
                                               ------      ------       ------      ------       ------
Less dividends from:

Net investment income                          (0.011)     (0.030)      (0.026)     (0.024)      (0.028)

Total dividends                                (0.011)     (0.030)      (0.026)     (0.024)      (0.028)

Net asset value, end of period                 $1.000      $1.000       $1.000      $1.000       $1.000
                                               ======      ======       ======      ======       ======
Total return(1)                                 1.07%       3.06%        2.61%       2.40%        2.78%

Ratios and supplemental data:

Net assets, end of period (000 omitted)       $24,106     $25,110      $26,742     $28,136      $30,264

Ratio of expenses to average net assets         1.15%       1.05%        0.99%       1.02%        0.91%

Ratio of net investment income to
   average net assets                           1.07%       3.02%        2.59 %      2.37%        2.75%
--------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value.






      How to read the   Net investment income      Net asset value (NAV)   Total return
 Financial highlights   Net investment income      This is the value of a  This represents the rate
                        includes interest income   mutual fund share,      that an investor would have
                        earned from a fund's       calculated by dividing  earned or lost on an
                        securities; it is after    the net assets by the   investment in a fund. In
                        expenses have been         number of shares        calculating this figure
                        deducted.                  outstanding.            for the financial
                                                                           highlights table, we
                                                                           include applicable fee
                                                                           waivers and assume the
                                                                           shareholder has
                                                                           reinvested all
                                                                           dividends.

----------------------------------------------------------------
                                                Consultant Class
----------------------------------------------------------------
                                                      Year ended
                                                            4/30
         2002         2001        2000         1999         1998
----------------------------------------------------------------
         $1.000      $1.000      $1.000       $1.000      $1.000

          0.011       0.030       0.026        0.024       0.028
         ------      ------      ------       ------      ------
          0.011       0.030       0.026        0.024       0.028
         ------      ------      ------       ------      ------

         (0.011)     (0.030)     (0.026)      (0.024)     (0.028)
         ------      ------      ------       ------      ------
         (0.011)     (0.030)     (0.026)      (0.024)     (0.028)
         ------      ------      ------       ------      ------
         $1.000      $1.000      $1.000       $1.000      $1.000
         ======      ======      ======       ======      ======
         1.07%        3.06%       2.61%        2.40%       2.78%

         $1,968      $1,034      $1,186       $1,373      $4,573
         1.15%        1.05%       0.99%        1.02%       0.91%

         1.07%        3.02%       2.59%        2.37%       2.75%
 ----------------------------------------------------------------


Net assets                         Ratio of expenses to               Ratio of net investment income
                                   average net assets                 to average net assets
Net assets represent the total
value of all the assets in a       The expense ratio is the           We determine this ratio by
fund's portfolio, minus any        percentage of net assets that a    dividing net investment income
liabilities, that are              fund pays annually for operating   by average net assets.
attributable to that class of      expenses and management fees.
the fund.                          These expenses include
                                   accounting and administration
                                   expenses, services for
                                   shareholders, and similar
                                   expenses.

Glossary


How to use this glossary   This glossary includes definitions of investment
                           terms, many of which are used throughout the
                           prospectus. If you would like to know the meaning of
                           an investment term that is not explained in the text
                           please check the glossary.
                           -----------------------------------------------------
Alternative minimum tax                  Contingent deferred sales charge
A federal tax designed to ensure         (CDSC)
that individuals and corporations        Fee charged by some mutual funds
with large incomes owe at least some     when shares are redeemed (sold back
income tax.                              to the fund) within a set number of
                                         years; an alternative method for
Amortized cost                           investors to compensate a financial
Amortized cost is a method used to       advisor for advice and service,
value a fixed-income security that       rather than an up-front commission.
starts with the face value of the
security and then adds or subtracts      Corporate bond
from that value depending on whether     A debt security issued by a
the purchase price was greater or        corporation. See Bond.
less than the value of the security
at maturity. The amount greater or       Cost basis
less than the par value is divided       The original purchase price of an
equally over the time remaining          investment, used in determining
until maturity.                          capital gains and losses.


Average maturity                         Diversification
An average of when the individual        The process of spreading investments
bonds and other debt securities held     among a number of different
in a portfolio will mature.              securities, asset classes or
                                         investment styles to reduce the
Bond                                     risks of investing.
A debt security, like an IOU, issued
by a company, municipality or            Dividend distribution
government agency. In return for         Payments to mutual fund shareholders
lending money to the issuer, a bond      of dividends passed along from the
buyer generally receives fixed           fund's portfolio of securities.
periodic interest payments and
repayment of the loan amount on a
specified maturity date. A bond's        Expense ratio
price changes prior to maturity and      A mutual fund's total operating
is inversely related to current          expenses, expressed as a percentage
interest rates. When interest rates      of its total net assets. Operating
rise, bond prices fall, and when         expenses are the costs of running a
interest rates fall, bond prices         mutual fund, including management
rise.                                    fees, offices, staff, equipment and
                                         expenses related to maintaining the
Bond ratings                             fund's portfolio of securities and
Independent evaluations of               distributing its shares. They are
creditworthiness, ranging from           paid from the fund's assets before
Aaa/AAA (highest quality) to D           any earnings are distributed to
(lowest quality). Bonds rated            shareholders.
Baa/BBB or better are considered
investment grade. Bonds rated Ba/BB      Financial advisor
or lower are commonly known as junk      Financial professional (e.g., broker,
bonds. See also Nationally               banker, accountant, planner or
recognized statistical ratings           insurance agent) who analyzes clients'
organization.                            finances and prepares personalized
                                         programs to meet objectives.
Capital
The amount of money you invest.
                                         Fixed-income securities
Capital appreciation                     With fixed-income securities, the
An increase in the value of an           money you originally invested is
investment.                              paid back at a pre-specified
                                         maturity date. These securities,
Commission                               which include government, corporate
The fee an investor pays to a            or municipal bonds, as well as money
financial advisor for investment         market securities, typically pay a
advice and help in buying or selling     fixed rate of return (often referred
mutual funds, stocks, bonds or other     to as interest). See Bond.
securities.
                                         Inflation
Compounding                              The increase in the cost of goods
Earnings on an investment's previous     and services over time. U.S.
earnings.                                inflation is frequently measured by
                                         changes in the Consumer Price Index
Consumer Price Index (CPI)               (CPI).
Measurement of U.S. inflation;
represents the price of a basket of      Investment goal
commonly purchased goods.                The objective, such as long-term
                                         capital growth or high current
                                         income, that a mutual fund pursues.

Liquidity                                Sales charge
The ease with which an investment        Charge on the purchase or redemption
can be converted into cash without a     of fund shares sold through
significant loss of principal. Money     financial advisors. May vary with
market funds are considered to be        the amount invested. Typically used
highly liquid.                           to compensate advisors for advice
                                         and service provided.
Management fee
The amount paid by a mutual fund to      SEC (Securities and Exchange
the investment advisor for               Commission)
management services, expressed as an     Federal agency established by
annual percentage of the fund's          Congress to administer the laws
average daily net assets.                governing the securities industry,
                                         including mutual fund companies.
Maturity
The length of time until a bond          Share classes
issuer must repay the underlying         Different classifications of shares;
loan principal to bondholders.           mutual fund share classes offer a
                                         variety of sales charge choices.
NASD Regulation, Inc. (NASDR(SM))
The independent subsidiary of the        Signature guarantee
National Association of Securities       Certification by a bank, brokerage firm
Dealers, Inc. responsible for            or other financial institution that a
regulating the securities industry.      customer's signature is valid;
                                         signature guarantees can be provided by
Nationally recognized statistical        members of the STAMP program.
ratings organization (NRSRO)
A company that assesses the credit       Statement of Additional Information
quality of bonds, commercial paper,      (SAI)
preferred and common stocks and          The document serving as "Part B" of a
municipal short-term issues, rating      fund's Prospectus that provides more
the probability that the issuer of       detailed information about the fund's
the debt will meet the scheduled         organization, investments, policies and
interest payments and repay the          risks.
principal. Ratings are published by
such companies as Moody's Investors      Total return
Service, Inc. (Moody's), Standard &      An investment performance measurement,
Poor's (S&P), and Fitch, Inc.            expressed as a percentage, based on the
(Fitch).                                 combined earnings from dividends,
                                         capital gains and change in price over
Net asset value (NAV)                    a given period.
The daily dollar value of one mutual
fund share. Equal to a fund's net        Uniform Gifts to Minors Act and
assets divided by the number of          Uniform Transfers to Minors Act
shares outstanding.                      Federal and state laws that provide
                                         a simple way to transfer property to
Principal                                a minor with special tax advantages.
Amount of money you invest (also
called capital). Also refers to a        Volatility
bond's original face value, due to       The tendency of an investment to go
be repaid at maturity.                   up or down in value by different
                                         magnitudes. Investments that
Prospectus                               generally go up or down in value in
The official offering document that      relatively small amounts are
describes a mutual fund, containing      considered "low volatility"
information required by the SEC,         investments, whereas those
such as investment objectives,           investments that generally go up or
policies, services and fees.             down in value in relatively large
                                         amounts are considered "high
Redeem                                   volatility" investments.
To cash in your shares by selling
them back to the mutual fund.


Risk
Generally defined as variability of
value; also credit risk, inflation
risk, currency and interest rate
risk. Different investments involve
different types and degrees of risk.

Delaware Tax-Free     Additional information about the Fund's investments is
Money Fund            available in the Fund's annual and semi-annual reports to
                      shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current
                      Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission
                      (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional
                      Information (SAI), the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA
                      19103-7094, or call toll-free 800 523-1918. You may also obtain additional information about the Fund from your financial advisor. You can find reports and other information about the Fund on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington,
                      D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC's Public
                      Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202
                      942-8090.


                      Web site

                      www.delawareinvestments.com

                      E-mail

                      service@delinvest.com

                      Shareholder Service Center



                      800 523-1918


                      Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern Time:

                      o For fund information, literature, price, yield and
                        performance figures.

                      o For information on existing regular investment accounts
                        and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

                      Delaphone Service


                      800 362-FUND (800 362-3863)


                      o For convenient access to account information or current
                        performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

                      Investment Company Act file number: 811-3120 Delaware Tax-Free Money Fund


                                                       CUSIP      NASDAQ
                                                       -----      ------
                      Class A                      245911102       DTFXX
                      Consultant Class             245911201         N/A




Delaware
Investments(SM)
A member of Lincon Financial Group(R)
-------------------------------------


PR-006 [--] BUR 6/02

Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial advisor or call Delaware Investments at 800-523-1918.



INVESTMENT MANAGER
Delaware Management Company
2005 Market Street
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
2005 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES,
AND TRANSFER AGENT
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103

CUSTODIAN
JP Morgan Chase Bank
4 Chase Metrotech Center
Brooklyn, NY 11245





 -------------------------------------------------------------------

 DELAWARE GROUP TAX-FREE MONEY FUND

 DELAWARE TAX-FREE MONEY FUND

 -------------------------------------------------------------------
 DELAWARE TAX-FREE MONEY FUND
 CLASS A
 DELAWARE TAX-FREE MONEY FUND CONSULTANT CLASS

 -------------------------------------------------------------------










 PART B

 STATEMENT OF ADDITIONAL INFORMATION
 -------------------------------------------------------------------


 JUNE 28, 2002





                          [DELAWARE INVESTMENTS LOGO]

                       STATEMENT OF ADDITIONAL INFORMATION
                                  June 28, 2002


                          DELAWARE TAX-FREE MONEY FUND
                               2005 Market Street
                             Philadelphia, PA 19103

             For Prospectus and Performance: Nationwide 800-523-1918

              Information on Existing Accounts: (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                     Dealer Services: (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500

         Delaware Group Tax-Free Money Fund (the "Trust") is a professionally-managed mutual fund which offers one series of shares: Delaware Tax-Free Money Fund (the "Fund"). The Fund offers Class A Shares and Consultant Class Shares (individually, a "Class" and collectively, the "Classes").


         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus for the Fund dated June 28, 2002, as it may be amended from time to time. Part B should be read in conjunction with the Prospectus. Part B is not itself a Prospectus but is, in its entirety, incorporated by reference into the Prospectus. The Prospectus may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. The Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800-523-1918.


TABLE OF CONTENTS
-------------------------------------- ---- ------------------------------------------ -----
Cover Page                               1  Taxes                                        31
-------------------------------------- ---- ------------------------------------------ -----
Investment Objective and Policies        2  Investment Management Agreement              32
-------------------------------------- ---- ------------------------------------------ -----
Performance Information                  9  Officers and Trustees                        34
-------------------------------------- ---- ------------------------------------------ -----
Trading Practices                       15  General Information                          43
-------------------------------------- ---- ------------------------------------------ -----
Purchasing Shares                       16  Financial Statements                         45
-------------------------------------- ---- ------------------------------------------ -----
Offering Price                          23  Appendix A - Description of Ratings          46
-------------------------------------- ---- ------------------------------------------ -----
Redemption and Exchange                 24  Appendix B - Investment Objectives of the    48
                                                   Delaware Investments Funds
-------------------------------------- ---- ------------------------------------------ -----
Dividends and Distributions             30
-------------------------------------- ---- ------------------------------------------ -----

INVESTMENT OBJECTIVE AND POLICIES

         The investment objective of the Fund is to seek a high level of current income, exempt from federal income tax, consistent with preservation of principal and maintenance of liquidity. There is no assurance that this objective can be achieved.

         The Fund maintains a net asset value at $1.00 per share by valuing its securities on an amortized cost basis. See Offering Price. The Fund maintains a dollar weighted average portfolio maturity of not more than 90 days and does not purchase any issue having an effective remaining maturity of more than 397 days (approximately 13 months). In addition, the Fund limits its investments, including repurchase agreements, to those instruments which the Board of Trustees determines present minimal credit risks and which are of high quality and otherwise will meet the maturity, quality and diversification conditions with which tax-exempt money market funds must comply. In the event of a marked increase in current interest rates or of a national credit crisis, principal values could be adversely affected. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.

         The Fund's investments may include municipal bonds and notes, tax-free commercial paper and short-term tax-free notes. They may also include construction loan notes, project notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes and pre-refunded obligations issued by states, territories and possessions of the United States, the District of Columbia, political subdivisions of the above and duly constituted authorities and corporations, the interest from which is wholly exempt from federal income tax.

         The Fund invests primarily in municipal obligations. "Municipal obligations" include "general obligation" and "revenue" issues. General obligation issues are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities. Municipal obligations may be issued for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development obligations are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposals. Such obligations are included within the term "municipal obligations" provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. In addition, the interest paid on industrial development obligations, the proceeds from which are used for the construction, equipment, repair or improvement of privately-operated industrial or commercial facilities, may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size of such issues. Tax-exempt industrial development obligations are in most cases revenue obligations and do not generally carry the pledge of the credit of the issuing municipality.

         The Fund may also purchase project notes issued by local agencies under a program administered by the United States Department of Housing and Urban Development. Project notes are secured by the full faith and credit of the United States.

         The Fund may invest up to 20% of its net assets in securities the income from which is subject to the federal alternative minimum tax. Although exempt from regular federal income tax, interest paid on certain municipal obligations (commonly referred to as "private activity" or "private purpose" bonds) is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain non-government activities, such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend upon the issuer's compliance with specific requirements after the bonds are issued.

         The Fund intends to seek to achieve a high level of tax-exempt income. However, if the Fund invests in newly-issued private purpose bonds, a portion of its distributions would be subject to the federal alternative minimum tax applicable to certain shareholders.

         The ratings of Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's") represent their opinions as to the quality of the municipal issues which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Fund will further evaluate these securities. If at the time of purchase, a security or, as relevant, its issuer is rated in one of the two highest rating categories (e.g. for municipal bonds, AA or better by S&P or Aa or better by Moody's; for tax-free commercial paper and short-term tax-free notes, A-2 or better by S&P or P-2 or better by Moody's; and for state or municipal notes, MIG-2 or better by Moody's) by at least two nationally-recognized statistical rating organizations (or if rated by only one such organization, so rated by such organization). If the security or, as relevant, its issuer has not been rated, the Manager must determine that the security is comparable to securities that are rated in one of the two highest rating categories in accordance with the conditions with which tax-exempt money market funds must comply. The Fund will not invest more than 5% of its total assets in securities rated in the second highest category by a rating organization. The Fund may also invest in U.S. government securities (as defined in the Investment Company Act of 1940 (the "1940 Act").

         See Appendix A for a description of municipal obligations ratings.

         The Fund may also invest in variable or floating rate demand obligation instruments and other municipal securities with a maturity in excess of 397 days, but which have a demand feature whereby the Fund may tender the instrument or security back to the issuer or to another entity as described below, consistent with the conditions with which tax-exempt money market funds must comply. Such obligations may be backed by a Letter of Credit or other guarantee. The Fund will consider the rating of the guarantor and the nature of the guarantee in evaluating the quality of the obligation.

         Generally, a demand feature entitles the Fund to require the provider of the demand feature to purchase the securities from the Fund at their principal amount (usually with accrued interest) within a fixed period (generally seven days, but the period may be longer) following a demand by the Fund. Certain securities with a demand feature permit the Fund to tender the security only at the time of an interest rate adjustment or at other fixed intervals. The demand feature may be provided by the issuer of the underlying security, a bank, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. Certain demand features are conditional which means that they may not be exercised or may terminate under certain limited circumstances. The bankruptcy or receivership of, or default by, the provider of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise will adversely affect the liquidity of the underlying security.

         As described above, the Fund invests in securities backed by banks and other financial institutions. As a result, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. However, the Fund is managed in accordance with the diversification, quality and other restrictions applicable under the 1940 Act to tax-exempt money market funds. Such restrictions are designed to minimize the effect that any one security in the Fund's portfolio may have on the Fund's performance and share price.

         The Fund may not, at the time of purchase, invest more than 25% of its assets in securities of governmental subdivisions located in any one state, territory or U.S. possession. It may invest up to 25% of its assets in short-term, tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality.

         Up to 20% of the Fund's portfolio may be invested in issues which are not exempt from federal income tax such as commercial paper, corporate notes, certificates of deposit, obligations of the U.S. government, its agencies or instrumentalities, when-issued securities and repurchase agreements of the above issuers. Any such investments will meet the conditions with which tax-exempt money market funds must comply when purchasing such instruments.

         While the Fund intends to hold its investments until maturity when they will be redeemable at their full principal value plus accrued interest, attempts may be made, from time to time, to increase its yield by trading to take advantage of market variations. Also, revised evaluations of the issuer or redemptions may cause sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Fund's right to borrow to facilitate redemptions may reduce but does not guarantee a reduction in the need for such sales. The Fund will not purchase new securities while any borrowings are outstanding. See Dividends and Distributions and Taxes for the effect of any capital gains distributions.

         A shareholder's rate of return will vary with the general interest rate levels applicable to the instruments in which the Fund invests. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Fund's operating expenses.

When-Issued Securities

         The Fund may invest in "when-issued securities." New issues of municipal obligations are frequently offered on a when-issued basis; that is, delivery and payment for the municipal obligations normally take place from five to not more than 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the municipal obligations are each fixed at the time the buyer enters into the commitment. During the time between the commitment and settlement the Fund does not accrue interest, but the market value of the securities may fluctuate. This can result in the Fund's share value increasing or decreasing. The Fund will set aside in a segregated account liquid assets equal in value to commitments for such when-issued securities to pay for them and mark it to market daily. Delayed delivery agreements will not be used in a speculative manner.

Demand Features

         The Fund may invest in certain municipal securities that have a demand feature provided by a bank, a dealer in the securities or another third party, which enables the Fund to sell the securities to the provider of the demand feature. Such investments may require the Fund to pay "tender fees" or other fees for the various features provided. The Fund intends to take the position that it is the owner of any municipal securities that have a demand feature provided by a third party and that tax-exempt interest earned with respect to such municipal securities will be tax-exempt in its hands. However, the Internal Revenue Service (the "Service") ordinarily does not issue advance ruling letters relating to the identity of the true owner of property in cases involving the sale of securities if the purchaser has the right to cause the security to be purchased by a third party, and there can be no assurance that the Service will agree with the Fund's position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees, in relation to various regulated investment company tax provisions is unclear. However, Delaware Management Company (the "Manager") intends to manage the Fund's portfolio in a manner designed to minimize any adverse impact from the tax rules applicable to these investments.

Asset-Backed Securities

         The Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, and receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P's or Aaa by Moody's). The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Such receivables typically are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. It is the Fund's current policy to limit asset-backed investments to those represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.

         The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Such asset-backed securities also involve certain other risks, including the risk that security interests cannot be adequately or in many cases, ever, established. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), the creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

         Although the Fund is permitted by its investment policies to invest up to 20% of its assets in securities of this type, it does not presently intend to invest more than 5% of its assets in such securities.

Restricted and Illiquid Securities

         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

         While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Repurchase Agreements

         The Fund may also invest in repurchase agreements sold by banks or brokers collateralized by securities in which the Fund can invest directly. A repurchase agreement is an instrument under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed upon time and price. The Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash on a short-term basis. The Fund's risk is limited to the seller's ability to buy the security back at the agreed upon sum at the agreed upon time, since the repurchase agreement is secured by the underlying government obligation.

Concentration

         In applying the Fund's fundamental policy concerning concentration that is described below, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

Investment Restrictions

         Fundamental Restrictions -- The Fund has adopted the following restrictions for the Fund which cannot be changed without approval by the holders of a "majority" of the Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

The Fund shall not:

         1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or other thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         Non-Fundamental Investment Restrictions -- In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

         The following sets forth additional investment restrictions for the Fund, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

The Fund shall not:

         1. Invest more than 20% of its assets in securities other than tax-free money market instruments as defined above, unless extraordinary circumstances dictate a more defensive posture.

         2. Borrow an amount in excess of 5% of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. Any outstanding borrowings shall be repaid before additional securities are purchased.

         3.       Sell securities short or purchase securities on margin.

         4.       Write or purchase put options or call options.

         5. Underwrite the securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed an underwriter for purposes of the 1933 Act. Not more than 10% of the value of the Fund's net assets at the time of acquisition will be invested in such securities.

         6.       Purchase or sell commodities or commodity contracts.

         7. Purchase or sell real estate, but this shall not prevent the Fund from investing in securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

         8. Make loans to other persons except by the purchase of obligations in which the Fund is authorized to invest and to enter into repurchase agreements. Not more than 10% of the Fund's total assets will be invested in repurchase agreements maturing in more than seven days and in other illiquid assets.

         9. Purchase securities of any issuer (except the U.S. government, its agencies or instrumentalities or securities which are backed by the full faith and credit of the United States) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer.

         10. Invest in issuers for the purpose of exercising control.

         11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

         12. Purchase securities if, as a result of such purchase, more than 25% of the value of its assets would be invested in the securities of government subdivisions located in any one state, territory or possession of the United States. The Fund may invest more than 25% of the value of its assets in short-term tax-exempt project notes which are guaranteed by the U.S. government, regardless of the location of the issuing municipality.

         13. Retain in the portfolio of the Fund securities issued by an issuer any of whose officers, trustees or security holders is an officer or trustee of the Fund or of the investment manager of the Fund if after the purchase of the securities of such issuer by the Fund one or more of such officers or trustees owns beneficially more than 1/2 of 1% of the shares or securities or both of such issuer and such officers and trustees owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities.

         14. Invest funds in securities whose issuers or guarantors of principal and interest (including predecessors) have a record of less than three years' continuous operation if such purchase at the time thereof would cause more than 5% of the total Fund assets to be invested in the securities of such issuers or guarantors.

         15. Invest in direct interests in oil, gas or other mineral exploration or development programs.

         Although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships. In addition, the Fund excludes from the 5% limitation set forth in investment restriction number 9 above, those municipal securities that are refunded with U.S. government securities, commonly known as pre-refunded municipal securities, which the staff of the SEC deems to constitute U.S. government securities as that term is defined in the 1940 Act.


PERFORMANCE INFORMATION


         For the seven-day period ended April 30, 2002, the annualized current yield of Class A Shares and Consultant Class Shares was 0.77%for each Class and the compounded effective yield was 0.77% for each Class. These yields will fluctuate daily as income earned fluctuates and is not guaranteed. On April 30, 2002, the weighted average portfolio maturity was 51 days for the Fund. The current yield of Class A Shares is expected to be slightly higher than that of Consultant Class Shares during any period that the distribution fee under the Fund's 12b-1 Plan for Consultant Class Shares is being paid. The Board of Trustees of the Fund suspended 12b-1 Plan payments from Consultant Class Shares to the Distributor, effective June 1, 1990. Such payments may be reinstituted in the future with prior approval of the Board of Trustees.


         Shareholders and prospective investors will be interested in learning from time to time the current and the effective compounded yield of a Class of shares. As explained under Dividends and Distributions, dividends are declared daily from net investment income. The current yield of the Fund's Classes of shares is calculated as follows:

         The calculation begins with the value of a hypothetical account of one share at the beginning of a seven-day period; this is compared with the value of that same account at the end of that seven-day period (including shares purchased for the account with dividends earned during the period). The net change in the account value is generally the net income earned per share during the period, which consists of accrued interest income plus or minus amortized purchase discount or premium, less all accrued expenses (excluding expenses reimbursed by the investment manager) but does not include realized gains or losses or unrealized appreciation or depreciation.

         The current yield of the Classes represents the net change in this hypothetical account annualized over 365 days. In addition, a shareholder may achieve a compounding effect through reinvestment of dividends which is reflected in each Class' effective yield.


         The Fund may also publish a tax-equivalent yield for each Class based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to each such Class' yield. For the seven-day period ended April 30, 2002, the tax-equivalent yield of Class A Shares and Consultant Class Shares was 1.12%, assuming a federal income tax rate of 31%. These yields were computed by dividing that portion of a Class' yield which is tax-exempt by one minus a stated income tax rate (in this case, a federal income tax rate of 31%) and adding the product to that portion, if any, of the yield that is not tax-exempt. In addition, the Fund may advertise a tax-equivalent yield assuming other income tax rates, when applicable. Yield fluctuates and is not guaranteed. The tax-equivalent yield does not consider the effect of applicable deductions or state income taxes. Past performance is not an indication of future results.

         The following table is an example, for purposes of illustration only, of the current and effective yield calculations for the seven-day period ended April 30, 2002 for each Class. Past performance is not an indication of future results.





                                                        Class A             Consultant
                                                                 Shares             Class Shares
                                                               -----------          ------------
Value of a hypothetical account with one share                  $1.00000000          $1.00000000
         at the beginning of the period...................

Value of the same account at the end of the period........       1.00014698(1)        1.00014696
                                                                 ----------           ----------

Net change in account value...............................       0.00014698           0.00014696

Base period return = net change in account
         value/beginning account value....................              0.0                  0.0

Current yield [base period return x (365/7)] .............             0.77%(2)             0.77%

Effective yield (1 + base period)365/7 - 1................             0.77%(3)             0.77%


Weighted average life to maturity of the portfolio on April 30, 2002 was 28 days.

(1) This represents the net income per share for the seven calendar days ended April 30, 2002.

(2) This represents the average of annualized net investment income per share for the seven calendar days ended April 30, 2002.

(3) This represents the current yield for the seven calendar days ended April 30, 2002 compounded daily.



         The Prospectus and this Part B may be in use for a full year and, accordingly, it can be expected that yields will fluctuate substantially from the example shown above.

         The yield quoted at any time represents the amount being earned on a current basis and is a function of the types of instruments in the Fund's portfolio, their quality and length of maturity and the Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of the investment.

         The yield will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The current yield may include income which is not exempt from federal income tax since the Fund is permitted to invest a portion of its investments in non-tax-exempt securities. It also should be emphasized that the Fund is an open-end investment company and that there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund. Although the Fund determines the yield on the basis of a seven calendar day period, it may use a different time span from time to time.

         Other funds of the money market type may calculate their yield on a different basis and the yield quoted by the Fund could vary upward or downward if another method of calculation or base period were used. Shareholders and prospective investors who wish to learn the current yield of the Fund may call toll free, nationwide 800-523-1918.

         The average annual total compounded rate of return of each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                        n
                                  P(1+T) = ERV

         Where:    P  =    a hypothetical initial purchase order of $1,000;

                   T  =    average annual total return;

                   n  =    number of years;

                 ERV  =     redeemable value of the hypothetical
                           $1,000 purchase at the end of the period.

         The performance, as shown below, is the average annual total return quotations for each Class through April 30, 2002, calculated as an average annual compounded rate of return for the periods indicated. For this purpose, the calculations assume the reinvestment of all dividend distributions paid during the indicated periods. Interest rates fluctuated during the period covered by the table and the Fund's results should not be considered as representative of future performance. Total return for Consultant Class Shares for the periods prior to the commencement of operations of such Class is based on the performance of Class A Shares. For periods prior to the commencement of operations of Consultant Class Shares, the total return calculation does not reflect the 12b-1 payments that were applicable to such Class during the period from March 15, 1988 through June 1, 1990. If such payments were reflected in the calculations, performance would have been lower.

Average Annual Total Return


--------------------------- --------------- --------------- --------------- -------------- --------------- ---------------
                             1 year ended   3 years ended   5 years ended     10 years        15 years      Life of Fund
                               4/30/02         4/30/02         4/30/02      ended 4/30/02  ended 4/30/02
--------------------------- --------------- --------------- --------------- -------------- --------------- ---------------
Class A                         1.07%           2.24%           2.38%           2.39%           3.13%          3.71%
(Inception 9/17/81)
--------------------------- --------------- --------------- --------------- -------------- --------------- ---------------
Consultant Class                1.07%           2.24%           2.38%           2.39%           3.09%          3.68%
(Inception 3/15/88)
--------------------------- --------------- --------------- --------------- -------------- --------------- ---------------


         From time to time, the Fund may also quote current yield information of the Classes with the sample average rates paid on bank money market deposit accounts. The bank money market deposit averages are the stated rates of 100 large banks and thrifts in the top five standard metropolitan statistical areas as determined by the Bank Rate Monitor. The Fund's figures for a Class will be the annualized yields representing an average of that Class' after-expense per share earnings divided by cost per share for each day of the fiscal month, or period, noted. Yield fluctuates depending on portfolio type, quality, maturity and operating expenses. Principal is not insured and the results shown should not be considered as representative of the yield which may be realized from an investment made in the Fund at any time in the future.

         From time to time, the Fund may quote actual total return and/or yield performance for its Classes in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance comparisons of the Fund (or Class) may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the Bank Rate Monitor, and those of corporate and government security price indices may be compared to data prepared by Lipper Analytical Services, Inc., IBC/Donoghue or the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

         Lipper Analytical Services, Inc. and IBC/Donoghue maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Rankings that compare the Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any fees. A direct investment in an unmanaged index is not possible.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Fund may invest, and the assumptions that were used in calculating the blended performance will be described.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15) may also be used. Current rate information on municipal debt obligations of various durations, as reported daily by The Bond Buyer may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing and the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Fund may also include, in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic stocks, and/or bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax planning and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other funds, products and services.

         The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.

         The following table presents examples, for purposes of illustration only, of cumulative total return performance for each Class of the Fund through April 30, 2002. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods. Total return shown for Consultant Class Shares for the periods prior to the commencement of operations of such Class is based on the performance of Class A Shares. For periods prior to the commencement of operations of Consultant Class Shares, the total return does not reflect the 12b-1 payments applicable to such Class during the period March 15, 1988 through June 1, 1990. If such payments were reflected in the calculations, performance would have been lower.


Cumulative Total Return

---------------------- ----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- -----------
                       3 months    6 months    9 months   1 year      3 years    5 years     10 years   15 years    Life of
                       ended       ended       ended      ended       ended      ended       ended      ended          Fund
                        4/30/02     4/30/02     4/30/02    4/30/02     4/30/02    4/30/02     4/30/02    4/30/02
---------------------- ----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- -----------
Class A                     0.10%       0.24%      0.57%       1.07%      6.87%      12.49%     26.61%     58.69%    111.88%
(Inception 9/17/81)
---------------------- ----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- -----------
Consultant Class            0.10%       0.24%      0.57%       1.07%      6.87%      12.49%     26.60%     57.82%    110.73%
(Inception 3/15/88)
---------------------- ----------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- -----------

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds available from the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the overriding investment philosophy of the Manager and how that philosophy impacts the Fund's, and other Delaware Investments funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of Delaware Investment Advisers, an affiliate of the Manager, including the number of such clients serviced by Delaware Investment Advisers.

Dollar-Cost Averaging

         Money market funds, which are generally intended for your short-term investment needs, can often be used as a basis for building a long-term investment plan. For many people, deciding when to purchase long-term investments, such as stock or longer-term bond funds, can be a difficult decision. Unlike money market fund shares, prices of other securities, such as stocks and bonds, tend to move up and down over various market cycles. Though logic says to invest when prices are low, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis (perhaps using assets from your money market fund) that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Investors should also consider their financial ability to continue to purchase shares during high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Direct Deposit Purchase Plan, Automatic Investing Plan and Wealth Builder Option under Purchasing Shares for a complete description of these options including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of the fund for the same time period.
                                                       Number of
                       Investment       Price Per      Shares
                       Amount           Share          Purchased
---------------------- ---------------- -------------- ---------------
Month 1                $100             $10.00         10
Month 2                $100             $12.50         8
Month 3                $100             $5.00          20
Month 4                $100             $10.00         10
---------------------- ---------------- -------------- ---------------
                       $400             $37.50         48

Total Amount Invested:  $400
Total Number of Shares Purchased: 48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of the Fund or any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the Prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The Prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING

         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Fund may include illustrations showing the power of compounding in advertisements and other types of literature.


TRADING PRACTICES

         The Fund selects brokers, dealers and banks to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty. Trades are generally made on a net basis where the Fund either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Fund's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Portfolio trading will be undertaken principally to accomplish the Fund's objective and not for the purpose of realizing capital gains, although capital gains may be realized on certain portfolio transactions. For example, capital gains may be realized when a security is sold (i) so that, provided capital is preserved or enhanced, another security can be purchased to obtain a higher yield, (ii) to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities to increase income or improve the quality of the portfolio, (iii) to purchase a security which the Manager believes is of higher quality than its rating or current market value would indicate, or (iv) when the Manager anticipates a decline in value due to market risk or credit risk. Since portfolio assets will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since the Manager expects to usually transact purchases and sales of portfolio securities on a net basis, it is not anticipated that the Fund will pay any significant brokerage commissions. The Manager is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended, (the "Code") and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective.

         Consistent with the NASD Regulation, Inc. (the "NASDSM" rules, and subject to seeking best execution, the Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.


PURCHASING SHARES

         The Distributor serves as the national distributor for the Fund's shares - Class A Shares and Consultant Class Shares and has agreed to use its best efforts to sell shares of the Fund.

         Shares of the Fund may be purchased through brokers, financial institutions and other entities that have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. Investors who do not wish to receive the additional services that are typically offered by such financial professionals may also purchase Class A Shares directly by contacting the Fund or the Distributor. In some states, banks and/or other institutions effecting transactions in Consultant Class Shares may be required to register as dealers pursuant to state laws.

         The minimum initial investment generally is $1,000 for each Class. Subsequent purchases generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any fund in the Delaware Investments family, the Manager, or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected.

       Shares of the Fund are offered on a continuous basis, and are sold without a front-end or contingent deferred sales charge at the net asset value next determined after the receipt and effectiveness of a purchase order, as described below. See the Prospectus for information on how to invest. Selling dealers are responsible for transmitting orders promptly. The Fund reserves the right to reject any order for the purchase of its shares if, in the opinion of management, such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

       The Fund also reserves the right, following shareholder notification, to charge a service fee on accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice.

       The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption if he or she redeems any portion of his or her account.

         Certificates representing shares purchased are not ordinarily issued unless a shareholder submits a specific request. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Fund for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Investing by Mail

1. Initial Purchases--An Investment Application must be completed, signed and sent with a check payable to Delaware Tax-Free Money Fund A Class or Delaware Tax-Free Money Fund Consultant Class, to Delaware Investments at 2005 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to Delaware Tax-Free Money Fund A Class or Delaware Tax-Free Money Fund Consultant Class. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of statements that you will receive from the Fund. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire

         You may purchase shares by requesting your bank to transmit funds by wire to Bank of New York, ABA #021000018, account number 8900403748 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Fund's Shareholder Service Center to get an account number. If you do not call first, processing your investment may be delayed. In addition, you must promptly send your Investment Application to Delaware Tax-Free Money Fund A Class or Delaware Tax-Free Money Fund Consultant Class, to Delaware Investments at 2005 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds, as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

Investing by Exchange

         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of the Fund. Class B Shares or Class C Shares of the Delaware Investments funds may not be exchanged into either Class of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's Prospectus. See Redemption and Exchange for more complete information concerning your exchange privilege.

Investing by Electronic Fund Transfer

         Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment, through an agent bank, preauthorized government or private recurring payments by Electronic Fund Transfer. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--The Automatic Investing Plan enables shareholders to make regular monthly or quarterly investments without writing checks. Shareholders may authorize the Fund, in advance, to make arrangements for their bank to withdraw a designated amount monthly directly from their checking account for deposit into a Class. This type of investment will be handled in either of the following two ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service should complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to the Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail

         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Fund for proper instructions.

When Orders Are Effective

         Transactions in money market instruments in which the Fund invests normally require same day settlement in Federal Funds. The Fund intends at all times to be as fully invested as possible in order to maximize its earnings. Thus, purchase orders will be executed at the net asset value next determined after their receipt by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement) only if the Fund has received payment in Federal Funds by wire. Dividends begin to accrue on the next business day. Thus, investments effective the day before a weekend or holiday will not accrue dividends for that period but will earn dividends on the next business day. If, however, the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received.

         If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open, on the day on which the payment is converted into Federal Funds and is available for investment, normally one business day after receipt of payment. Conversion into Federal Funds may be delayed when the Fund receives (1) a check drawn on a nonmember bank of the Federal Reserve, (2) a check drawn on a foreign bank, (3) a check payable in a foreign currency, or (4) a check requiring special handling. With respect to investments made other than by wire, the investor becomes a shareholder after declaration of the dividend on the day on which the order is effective.

         Information on how to procure a negotiable bank draft or to transmit Federal Funds by wire is available at any national bank or any state bank which is a member of the Federal Reserve System. Any commercial bank can transmit Federal Funds by wire. The bank may charge the shareholder for these services.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the amount credited by the check plus any dividends earned thereon.

Plan Under Rule 12b-1 for Consultant Class Shares

         Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a plan (the "Plan") for Consultant Class Shares which permits the Fund to pay for certain distribution and promotional expenses related to marketing Consultant Class Shares.

         The Plan does not apply to the Fund's Class A Shares. Such shares are not included in calculating the Plan's fees, and the Plan is not used to assist in the distribution and marketing of Class A Shares. Shareholders of Class A Shares may not vote on matters affecting the Plan.

         The Plan permits the Fund, pursuant to the Distribution Agreement, to pay out of the assets of Consultant Class Shares, a monthly fee to the Distributor for its services and expenses in distributing and promoting sales of the shares of such Class. These expenses include, among others, preparing and distributing advertisements, sales literature, Prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into Dealer's Agreements with the Distributor or service agreements with the Fund. Registered representatives of brokers, dealers or other entities, who have sold a specified level of funds in the Delaware Investments family having a 12b-1 Plan were, prior to June 1, 1990, paid a 0.25% continuing trail fee by the Distributor from 12b-1 payments relating to Consultant Class Shares for assets maintained in that Class. As noted below, payment of these fees has been suspended but may be reinstituted in the future with prior approval of the Board of Trustees.

         In addition, the Fund may make payments from the assets of Consultant Class Shares, directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of such Class or provide services to that Class.

         The maximum aggregate fee payable by the Fund under the Plan and the Fund's Distribution Agreement is, on an annual basis, up to 0.30% of its average daily net assets for the year. The Trust's trustees may reduce these amounts at any time. The Trust's Board of Trustees suspended 12b-1 Plan payments from the assets of Consultant Class Shares to the Distributor effective June 1, 1990. Prior to that time, the Board of Trustees had set the fee for Consultant Class Shares at 0.25% of average daily net assets and the Distributor had agreed to waive this distribution fee to the extent such fee for any day exceeded the net investment income realized by that Class for such day. Payments under the Plan may be reinstituted in the future with prior approval of the Board of Trustees.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount, if any, paid on behalf of Consultant Class Shares will be borne by such persons without any reimbursement from that Class. Subject to seeking best execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments on behalf of Consultant Class Shares under the Plan.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plan and the Distribution Agreement have been approved by the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Plan or the Agreement, by vote cast in person at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the trustees must determine whether continuation of the Plan is in the best interest of shareholders of Consultant Class Shares and that there is a reasonable likelihood of its providing a benefit to them. The Plan and the Distribution Agreement may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of Consultant Class Shares. Any amendment materially increasing the maximum percentage payable under the Plan must likewise be approved by a majority vote of the outstanding voting securities of Consultant Class Shares, as well as a majority vote of those trustees who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the trustees of the Trust having no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of trustees who are not "interested persons" of the Trust must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board of Trustees for their review.

         For the fiscal year ended April 30, 2002, there were no payments on behalf of Consultant Class Shares pursuant to its Plan.

Reinvestment Privilege


         Shareholders who have acquired Fund shares through an exchange of one of the other mutual funds in the Delaware Investments family offered with a sales charge and who have redeemed such shares of the Fund have one year from the date of redemption to reinvest all or part of their redemption proceeds in shares of any of the other funds in the Delaware Investments family, subject to eligibility and minimum purchase requirements, in states where their shares may be sold, at net asset value without payment of a sales charge. Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax advisor be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the Prospectus for the fund in which the investment is intended to be made before investing or sending money. The Prospectus contains more complete information about the fund, including charges and expenses.


Reinvestment of Dividends in Other Delaware Investments Funds

         Subject to applicable eligibility and minimum purchase requirements and the limitations set forth below, shareholders may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments family, including the Fund, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or exchange fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the Prospectus for the fund in which the investment is intended to be made before investing or sending money. The Prospectus contains more complete information about the fund, including charges and expenses.

         Dividends from the shares of each Class may be reinvested in shares of any other mutual fund in the Delaware Investments family, other than Class B Shares and Class C Shares of funds in the Delaware Investments family that offer such classes of shares.

MoneyLine (SM) On Demand

         You or your investment dealer may request purchases of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn (for share purchases) from your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for MoneyLine (SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option

         Shareholders can use the Wealth Builder Option to invest in the Fund through regular liquidations of shares in their accounts in other mutual funds available from the Delaware Investments family. Shareholders of the Fund may also elect to invest in one or more of the other mutual funds available from the Delaware Investments family through the Wealth Builder Option.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds available from the Delaware Investments family, subject to the conditions and limitations set forth in the Prospectus and this Part B. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

Account Statements

         You will receive quarterly statements of your account summarizing all transactions during the period. Accounts in which there has been activity other than a reinvestment of dividends will receive a monthly statement confirming each transaction.

Asset Planner


         To invest in the funds in the Delaware Investments family using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial advisor or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisors or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial advisor, you may also design a customized asset allocation strategy.


         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Exchanges in the Prospectus and this Part B and the Prospectus of each fund in the Delaware Investments family. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A Shares and Consultant Class Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds available from Delaware Investments may be used in the same Strategy with the Fund's Consultant Class Shares and consultant class shares that are offered by certain other funds in the Delaware Investments family.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to the Transfer Agent to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.


         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.


OFFERING PRICE

         The offering price of shares is the net asset value per share next to be determined after an order is received and becomes effective. There is no sales charge.

         The purchase will be effected at the net asset value next computed after the receipt of Federal Funds provided they are received by the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share is included in the Fund's financial statements which are incorporated by reference into this Part B.

         The investor becomes a shareholder at the close of and after declaration of the dividend on the day on which the order is effective. See Purchasing Shares. Dividends begin to accrue on the next business day. In the event of changes in SEC requirements or the Fund's change in time of closing, the Fund reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

         The Fund's net asset value per share of a Class is computed by adding the value of all securities and other assets in the portfolio attributable to that Class, deducting any liabilities of the Fund attributable to that Class and dividing by the number of shares of the Class outstanding. Expenses and fees are accrued daily. In determining the Fund's total net assets, portfolio securities are valued at amortized cost.

         The Board of Trustees has adopted certain procedures to monitor and stabilize the Fund's price per share. Calculations are made each day to compare part of the Fund's value with the market value of instruments of similar character. At regular intervals all issues in the portfolio are valued at market value. Securities maturing in more than 60 days are valued more frequently by obtaining market quotations from market makers. The portfolio will also be valued by market makers at such other times as is felt appropriate. In the event that a deviation of more than 1/2 of 1% exists between the Fund's $1.00 per share offering and redemption prices and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated, such as changing the price to more or less than $1.00 per share.

REDEMPTION AND EXCHANGE


         Any shareholder may require the Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 2005 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $100,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $100,000, or if payment is made to someone else or to another address, signatures of all record owners and a signature guarantee are required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may request further documentation from corporations, executors, retirement plans, administrators, trustees or guardians. The redemption price is the net asset value next calculated after receipt of the redemption request in good order. See Offering Price for time of calculation of net asset value.


         Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's Prospectus. Any applicable front-end sales charge will apply to exchanges from this Fund or any other money market fund to other non-money market funds, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or transfers involving the reinvestment of dividends. Shares of the Fund may not be exchanged for Class B Shares or Class C Shares that are offered by certain other funds in the Delaware Investments family. Shares acquired in an exchange must be registered in the state where the acquiring shareholder resides. You may want to consult your financial advisor or investment dealer to discuss which funds available from the Delaware Investments family will best meet your changing objectives and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's Prospectus before buying shares in an exchange. The Prospectus contains more complete information about the Fund, including charges and expenses.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order. For example, redemption or exchange requests received in good order after the time the offering price of shares is determined, as noted above, will be processed on the next business day.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund does not issue certificates for shares unless you submit a specific request. Any certificates that have been issued for shares you wish to redeem or exchange must accompany your request. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders. Redemption proceeds will be distributed promptly, as described below, but not later than seven days, after the receipt of a redemption request.

         Payment for shares redeemed will ordinarily be mailed the next business day, but no later than seven days, after receipt of a redemption request in good order by the Fund, or certain other authorized persons (see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record. Dividends will continue to be earned until the redemption is processed. This potential delay can be avoided by making investments by wiring Federal Funds. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period. Except with respect to the expedited payment by wire for which there may be a bank wiring cost, there is no fee charged for redemptions or repurchases, but such fees could be charged at any time in the future.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption. In such case, the shareholder may withdraw a request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         See Account Statements under Purchasing Shares for information relating to the mailing of confirmations of redemptions.

Small Accounts

         Before the Fund involuntarily redeems shares from an account that has remained below the minimum amounts required by the Prospectus and this Part B, the shareholder will be notified in writing that the value of the shares in the account is less than the required minimum amounts and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. If no such action is taken by the shareholder, the proceeds will be sent to the shareholder. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption.

Checkwriting Feature

         Shareholders holding shares for which certificates have not been issued may request on the investment application that they be provided with special forms of checks which may be issued to redeem their shares by drawing on the Fund's account with the Fund's bank. Normally, it takes two weeks from the date the shareholder's initial purchase check clears to receive the first order of checks. The use of any form of check other than the Fund's check will not be permitted unless approved by the Fund.

         (1) These redemption checks must be made payable in an amount of $500 or more.

         (2) Checks must be signed by the shareholder(s) of record or, in the case of an organization, by the authorized person(s). If registration is in more than one name, unless otherwise indicated on the investment application or your checkwriting authorization form, these checks must be signed by all owners before the Fund will honor them. Throughout this procedure, the shareholder will continue to be entitled to distributions paid on those shares up to the time the checks are presented for payment.

         (3) If a shareholder who recently purchased shares by check seeks to redeem all or a portion of those shares through the Checkwriting Feature, the Fund will not honor the redemption request until it is reasonably satisfied of the collection of the investment check. The hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check.

         (4) If the amount of the check is greater than the value of the shares held in the shareholder's account, the check will be returned and the shareholder's bank may charge a fee.

         (5)      Checks may not be used to close accounts.

         The Fund reserves the right to revoke the Checkwriting Feature for shareholders who overdraw their accounts or if, in the opinion of management, such revocation is otherwise in the Fund's best interest.

         Shareholders will be subject to bank rules and regulations governing similar accounts. This service may be terminated or suspended at any time by the bank, the Fund or the Transfer Agent. The Fund and the Transfer Agent will not be responsible for the inadvertent processing of post-dated checks or checks more than six months old. Shareholders needing a copy of a redemption check should contact the Transfer Agent nationwide at 800-523-1918.

         Stop-Payment Requests--Investors may request a stop payment on checks by providing the Fund with a written authorization to do so. Oral requests will be accepted provided that the Fund promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Fund will use its reasonable best efforts to effect stop-payment instructions but does not promise or guarantee that such instructions will be effective.

                                      * * *

         The Fund has made available certain redemption privileges, as described below. The Fund reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Written Redemption


         You can write to the Fund at 2005 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a securities transfer association medallion program. A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the shareholders, the Fund and its agent from fraud. The Fund reserves the right to reject a signature guarantee supplied by an institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         The redemption request is effective when it is received in good order. Payment is normally mailed the next business day after receipt of the redemption request. If your Class A or Consultant Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for shares only if a shareholder submits a specific request.

Written Exchange


         You can also write to the Fund (at 2005 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Investments family, subject to the same conditions and limitations as other exchanges noted above.


Telephone Redemption and Exchange

         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally taped recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a Prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record

         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank

         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. A bank wire fee may be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Fund's Shareholder Service Center prior to the time the offering price of shares is determined, as noted above.

Telephone Exchange

         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into any other funds available from the Delaware Investments family under the same registration, subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine (SM) On Demand

         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for MoneyLine (SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Timing Accounts

Right to Refuse Timing Accounts

         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Redemptions of Timing Accounts

         Proceeds from redemptions requested by Timing Accounts will be paid only by check. Redemption proceeds from these accounts will not be wired to shareholder bank accounts. Such checks will be sent no later than seven days after receipt of a redemption request in good order.

Restrictions on Timed Exchanges

         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Equity Income Fund, (2) Delaware Growth and Income Fund, (3) Delaware Balanced Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Tax-Free USA Fund, (6) Delaware Cash Reserve Fund, (7) Delaware Delchester Fund and (8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plan

         Shareholders who own or purchase $5,000 or more of shares for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account, and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend) and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of a Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event, and a shareholder may incur a capital gain or loss for federal income tax purposes, although the Fund expects to maintain a fixed net asset value. If there were a gain or loss, it would be long-term or short-term depending on the holding period for the specific shares liquidated.


         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice. Shareholders should consult their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.


         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any this service; however, your bank may charge a fee.

DIVIDENDS AND DISTRIBUTIONS

         The Fund declares a dividend of its net investment income on a daily basis to shareholders of record of each Class of Fund shares at the time of the previous calculation of the Fund's net asset value each day that the Fund is open for business. The amount of net investment income will be determined at the time the offering price (net asset value) is determined and shall include investment income accrued, less the estimated expenses of the Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made. See Offering Price. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day.

         Each class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that Consultant Class Shares may incur distribution fees under its 12b-1 Plan. The Board of Trustees of the Fund suspended 12b-1 Plan payments from the assets of Consultant Class Shares to the Distributor effective June 1, 1990. See Plan Under Rule 12b-1 for Consultant Class Shares.

         Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the Fund. The Fund reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Payment of dividends will be made monthly. Dividends are automatically reinvested in additional shares of the same Class of the Fund at the net asset value in effect on the payable date, which provides the effect of compounding dividends, unless the election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services. To the extent necessary to maintain a $1.00 per share net asset value, the Fund's Board of Trustees will consider temporarily reducing or suspending payment of daily dividends, or making a distribution of realized securities profits or other distributions at the time the net asset value per share has changed.

         Short-term realized securities profits or losses, if any, may be paid with the daily dividend. Any such profits not so paid will be distributed annually during the first quarter following the close of the fiscal year. See Account Statements under Purchasing Shares. Information as to the tax status of dividends will be provided annually.

         If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine (SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.


TAXES

Federal Income Tax

         The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"). By so qualifying, the Fund is not subject to federal income taxes to the extent that it distributes its net investment income and realized capital gains. The Fund also intends to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of any excise tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

         Distributions of tax-exempt interest income are not includable in the shareholder's gross income for federal income tax purposes. For the fiscal year ended April 30, 2002, all of the Fund's net income was exempt from federal taxes. Distributions of net investment income received by the Fund from investments in securities other than municipal obligations, and any short-term capital gains realized by the Fund, will be taxable to the shareholder as ordinary income whether received in cash or reinvested in additional shares. Distributions of taxable net interest income, if any, will not qualify for the deduction for dividends received by corporations.

         Section 265 of the Code provides that interest paid on indebtedness incurred or continued to purchase or carry obligations the interest on which is tax-exempt, and certain expenses associated with tax-exempt income, are not deductible. It is probable that interest on indebtedness incurred or continued to purchase or carry shares of the Fund is not deductible.


         The Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by "industrial development bonds" or for investors who are "related persons" thereof within the meaning of Section 103 of the Code. Persons who are or may be considered "substantial users" should consult their tax advisors in this matter before purchasing shares of the Fund.


         The Fund intends to use the "average annual" method of allocation in the event the Fund realizes any taxable interest income. Under this approach, the percentage of interest income earned that is deemed to be taxable in any year will be the same for each shareholder who held shares of the Fund at any time during the year.

         A Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December buy paid in January are taxable to you as if paid in December.

         Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Delaware Investments fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

         Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

         All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

         If you redeem some or all of your shares in a Fund, and then reinvest the redemption proceeds in the Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss on your redemption, all or a portion of the sales charge that you paid for your original shares in the Fund is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

State and Local Taxes

         The exemption of distributions for federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. It is recommended that shareholders consult their tax advisors in this regard. The Fund will report annually the percentage of interest income earned on municipal obligations on a state-by-state basis during the preceding calendar year.

         Shares of the Fund will be exempt from Pennsylvania county personal property taxes.


INVESTMENT MANAGEMENT AGREEMENT


         The Manager, located at 2005 Market Street, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of the Trust's Board of Trustees.

         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On April 30, 2002, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $85 billion in assets in the various insurance approximately $36,287,360,000, institutional or separately managed approximately $27,460,810,000 and investment company approximately $21,959,497,000 accounts. Delaware Management Company is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         Subject to the supervision and direction of the Board of Trustees, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies and makes all investment decisions which are implemented by the Fund's Trading Department.

         The Fund's Investment Management Agreement with the Manager is dated August 27, 1999 and was approved by the initial shareholder on that date. The Agreement has an initial term of two years and may be renewed only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of the Trust, who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of the Fund or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         Effective April 1, 1999, the annual compensation paid by the Fund for investment management services is equal to 0.45% on the first $500 million of average daily net assets; 0.40% on the next $500 million; 0.35% on the next $1.5 billion; and 0.30% on assets in excess of $2.5 billion. The Manager pays the salaries of all trustees, officers and employees of the Fund who are affiliated with the Manager.


         On April 30, 2002, the total net assets of the Fund were $26,073,687. Investment management fees paid by the Fund during the past three fiscal years were, $139,453 for 2000, $118,463 for 2001 and $119,113 for 2002.


         Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Fund is responsible for all of its own expenses. Among others, these include the investment management fees; shareholder servicing, dividend disbursing and transfer agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; the costs of preparing Prospectuses and reports sent to shareholders; and the Fund's proportionate share of rent and other administrative expenses.

Distribution and Service


         The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103, serves as the national distributor of Fund shares under a Distribution Agreement dated as of April 19, 2001. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for any payments which may be made under the 12b-1 Plan for Consultant Class Shares. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Investments family.

         Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as the Fund's financial intermediary distributor pursuant to a Financial Intermediary Distribution Agreement with the Distributor dated January 1, 2001. LFD is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is 2001 Market Street, Philadelphia, PA 19103. For its services, LFD receives a one-time fee from the Distributor with respect to each sale of non-money market fund shares through Financial Intermediaries equal to a percentage of the net asset value of such shares. The rate of compensation paid to LFD for each sale of Fund shares for any calendar year is tied to the aggregate value of sales made by LFD during such calendar year with respect to (i) shares of Delaware Investment's non-money market retail funds; (ii) shares of Delaware Group Premium Fund sold through the products for which LFD acts as a wholesaler; and (iii) wrap separate account products (the products described in (i), (ii) and (iii) are referred to collectively as the "Wholesaler Products") according to the following schedule:

---------------------------------------------------------- --------------------------------------------------
 Aggregate Value of Wholesaler Product Sales in Calendar               Compensation Paid to LFD
                          Year                                   (% of NAV of Fund shares sold by LFD)
---------------------------------------------------------- --------------------------------------------------
$3.75 billion or less                                                            0.45%
---------------------------------------------------------- --------------------------------------------------
More than $3.75 billion, but less than $4.5 billion                              0.50%
---------------------------------------------------------- --------------------------------------------------
$4.5 billion and above                                                           0.55%
---------------------------------------------------------- --------------------------------------------------


         In addition to the non-recurring fee discussed above, the Distributor pays LFD a continuing fee at the annual rate of 0.04% of the average daily net assets of shares of the Delaware Investments retail funds (including money market funds) outstanding and beneficially owned by shareholders through Financial Intermediaries.

         The fees associated with LFD's services to the Fund are borne exclusively by the Distributor and not by the Fund.


      The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments family. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.025% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.020% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 2005 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholder Services Agreement dated as of April 19, 2001. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.


         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

      JP Morgan Chase Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of the Fund's securities and cash. As custodian for the Fund, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.



OFFICERS AND TRUSTEES

         The business and affairs of the Trust are managed under the direction of its Board of Trustees.

         Certain officers and trustees of the Trust hold identical positions in each of the other funds in the Delaware Investments family. As of June 28, 2002 the Fund's officers and trustees, as a group, owned less than 1% of the outstanding shares of each of the Class A Shares and Consultant Class Shares.

         As of June 28, 2002, the Fund believes the following accounts held 5% or more of Class A Shares and Consultant Class Shares of the Fund. The Fund has no knowledge of beneficial ownership.

------------------------------------- -------------------------------------------------- --------------------- ----------------
Class                                 Name and Address of Account                            Share Amount          Percentage


------------------------------------- -------------------------------------------------- --------------------- ----------------
Class A Shares                        Mary Louise DeSimone                                       2,453,132.09           10.09%
                                      37 Borton Road
                                      Medford, NJ 08055


------------------------------------- -------------------------------------------------- --------------------- ----------------
                                      Jeffrey P. Cadwell and                                    1,602,487.560            6.59%
                                      and Connie Cadwell
                                      Tenants by Entirety
                                      7111 San Lucas Court
                                      New Port Richey, FL 34655-3608

------------------------------------- -------------------------------------------------- --------------------- ----------------

------------------------------------- -------------------------------------------------- --------------------- ----------------
Class                                 Name and Address of Account                              Share Amount          Percentage


------------------------------------- -------------------------------------------------- --------------------- ----------------
Consultant Class Shares               Thomas G. Bailey                                            113,495.270           9.033%
                                      And Philip E. Heyl Trustees
                                      Myers Family Trust
                                      DTD 5/1/1985
                                      2951 N. 115th Street
                                      Kansas City, KS 66109-4854


------------------------------------- -------------------------------------------------- --------------------- ----------------
                                      Laine Defreece                                              179,009.380           14.25%
                                      And Philip E. Heyl Trustees
                                      Myers Family Trust
                                      DTD 5/1/1985
                                      460 S. Marion Parkway C-1605
                                      Denver, CO 80209

------------------------------------- -------------------------------------------------- --------------------- ----------------
                                      Julie E. Stier                                              114,002.470           9.073%
                                      And Philip E. Heyl Trustees
                                      Myers Family Trust DTD 5/1/1985
                                      Box 68 Hickory Hills
                                      15 Whisper Drive
                                      White Haven, PA 18661-9645

------------------------------------- -------------------------------------------------- --------------------- ----------------


         DMH Corp., Delaware Investments U.S., Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Management Company, Inc., Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc., Delaware General Management, Inc., Delaware Lincoln Cash Management (a series of Delaware Management Business Trust), Delaware Lincoln Investment Adviser (a series of Delaware Management Business Trust), Vantage Investment Advisers (a series of Delaware Management Business Trust) and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

        Certain officers and trustees of the Fund hold identical positions in each of the other funds in the Delaware Investments family. Trustees and principal officers of the Fund are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is 2005 Market Street, Philadelphia, PA 19103-7094.


Trustees/Officers





                                                                                              Number of
                                                                                          Portfolios in Fund
Name, Address              Position(s) Held  Length of Time    Principal Occupation(s)      Complex Overseen   Other Directorships
and Birthdate                with the Fund      Served          During Past 5 Years           by Trustee        Held by Trustee
-------------------------  ---------------- ---------------- ----------------------------- ------------------  ------------------
Charles E. Haldeman, Jr.(1)  Chairman and        1 Year       Since January 1, 2000, Mr.           87                 None
2005 Market Street              Trustee                         Haldeman has served in
Philadelphia, PA 19103                                       various executive capacities
                                                                at different times at
October 29, 1948                                                Delaware Investments(3)

                                                              President/Chief Operating
                                                              Officer/Director - United
                                                              Asset Management (January
                                                                 1998 - January 2000)

                                                             Partner/Director - Cooke and
                                                              Bieler, Inc. (June 1974 -
                                                              January 1998) (Investment
                                                                     Management)

David K. Downes(2)         President, Chief    9 Years -       Mr. Downes has served in            105        Director/President -
2005 Market Street             Executive       Executive     various executive capacities                       Lincoln National
Philadelphia, PA 19103      Officer, Chief      Officer         at different times at                              Convertible
                               Financial                         Delaware Investments                         Securities Fund, Inc.
January 8, 1940               Officer and      2 Years -
                                Trustee         Trustee                                                       Director/President -
                                                                                                                Lincoln National
                                                                                                                Income Fund, Inc.



Trustees

                                                                                                Number of
                                                                                              Portfolios
                                                                                                in Fund
Name, Address               Position(s) Held  Length of Time     Principal Occupation(s)    Complex Overseen   Other Directorships
and Birthdate                with the Fund       Served           During Past 5 Years         by Trustee        Held by Trustee
--------------------------  ---------------- ---------------- ---------------------------- ----------------- -----------------------


Walter P. Babich                Trustee         13 Years        Board Chairman - Citadel          105                None
460 North Gulph Road                                           Constructors, Inc. (1989 -
King of Prussia, PA 19406                                               Present)

October 1, 1927

John H. Durham                  Trustee        23 Years(4)          Private Investor              105         Trustee - Abington
P.O. Box 819                                                                                                   Memorial Hospital
Gwynedd Valley, PA 19437
                                                                                                             President/Director -
August 7, 1937                                                                                                 22 WR Corporation

John A. Fry                     Trustee          1 Year        Executive Vice President -         87         Director - Sovereign
3451 Walnut Street                                             University of Pennsylvania                           Bancorp
721 Franklin Building                                            (April 1995 - Present)
Philadelphia, PA 19104                                                                                       Director - Sovereign
                                                                                                                     Bank
May 28, 1960

Anthony D. Knerr                Trustee         8 Years       Founder/Managing Director -         105                None
500 Fifth Avenue                                               Anthony Knerr & Associates
New York, NY 10110                                            (1990 - Present) (Strategic
                                                                      Consulting)
December 7, 1938

Ann R. Leven                    Trustee         12 Years         Treasurer/Chief Fiscal           105         Director - Recoton
785 Park Avenue                                              Officer - National Gallery of                        Corporation
New York, NY 10021                                                 Art (1994 - 1999)
                                                                                                              Director - Systemax
November 1, 1940                                                                                                     Inc.

                                                                                                                Director - Andy
                                                                                                               Warhol Foundation




                                                                                                  Number of
                                                                                                Portfolios in
                                                                                                 Fund Complex
Name, Address           Position(s) Held    Length of Time   Principal Occupation(s) During      Overseen by    Other Directorships
 and Birthdate           with the Fund         Served                Past 5 Years                 Trustee        Held by Trustee
----------------------- ------------------ ----------------- -------------------------------- ---------------- --------------------


Thomas F. Madison            Trustee           6 Years          President/Chief Executive            105        Director - Valmont
200 South Fifth Street                                        Officer - MLM Partners, Inc.                        Industries Inc.
Suite 2100                                                      (January 1993 - Present)
Minneapolis, MN 55402                                         (Small Business Investing and                       Director - ACI
                                                                       Consulting)                               Telecentrics Inc.
February 25, 1936
                                                                                                                Director - Digital
                                                                                                                    River Inc.

                                                                                                                 Director - Rimage
                                                                                                                    Corporation

Janet L. Yeomans             Trustee           2 Years         Vice President/Treasurer -            105               None
Building 220-13W-37                                            3M Corporation (July 1995 -
St. Paul, MN 55144                                                      Present)

July 31, 1948                                                 Ms. Yeomans has held various
                                                               management positions at 3M
                                                                 Corporation since 1983.





                                                                                                 Number of
                                                                                               Portfolios in        Other
                             Position(s)                                                       Fund Complex      Directorships
Name, Address               Held with the     Length of Time    Principal Occupation(s)          Overseen            Held
and Birthdate                   Fund             Served          During Past 5 Years            by Trustee         by Trustee
--------------------------- ----------------- --------------- ----------------------------- -------------------- -----------------


Officers
William E. Dodge             Executive Vice        2 Years     Executive Vice President and           N/A                  None
2005 Market Street           President and                      Chief Investment Officer -
Philadelphia, PA 19103           Chief                        Equity of Delaware Investment
                                Investment                       Advisers, a series of
June 29, 1949                   Officer -                       Delaware Management Business
                                 Equity                         Trust (April 1999 - Present)

                                                                  President, Director of
                                                                   Marketing and Senior
                                                               Portfolio Manager - Marvin &
                                                                Palmer Associates (August
                                                                    1996 - April 1999)
                                                                 (Investment Management)

Jude T. Driscoll             Executive Vice        1 Year      Executive Vice President and           N/A                 None
2005 Market Street           President and                       Head of Fixed-Income of
Philadelphia, PA 19103          Head of                       Delaware Investment Advisers,
                               Fixed-Income                       a series of Delaware
March 10, 1963                                                  Management Business Trust
                                                                 (August 2000 - Present)

                                                                Senior Vice President and
                                                                 Director of Fixed-Income
                                                                Process - Conseco Capital
                                                                 Management (June 1998 -
                                                                       August 2000)

                                                                   Managing Director -
                                                               NationsBanc Capital Markets
                                                               (February 1996 - June 1998)

Richard J. Flannery          Executive Vice        5 Years      Mr. Flannery has served in            N/A                 None
2005 Market Street             President,                      various executive capacities
Philadelphia, PA 19103      General Counsel                       at different times at
                               and Chief                            Delaware Investments
September 30, 1957          Administrative
                              Officer





                                                                                               Number of
                          Position(s)                                                     Portfolios in Fund          Other
Name, Address            Held with the     Length of Time    Principal Occupation(s)       Complex Overseen    Directorships Held
and Birthdate               Fund              Served          During Past 5 Years            by Trustee           by Trustee
----------------------- ---------------- ---------------- ------------------------------- -------------------- ------------------

Richelle S. Maestro       Senior Vice         9 Years       Ms. Maestro has served in             N/A                 None
2005 Market Street        President,                       various executive capacities
Philadelphia, PA 19103  Deputy General                        at different times at
                          Counsel and                       Delaware Investments
November 26, 1957          Secretary

Michael P. Bishof         Senior Vice         6 Years        Mr. Bishof has served in             N/A                 None
2005 Market Street       President and                     various executive capacities
Philadelphia, PA 19103     Treasurer                          at different times at
                                                               Delaware Investments
August 18, 1962


1 Executive Officer of the Fund's manager, accounting service provider and transfer agent.
2 Executive Officer of the Fund's manager, distributor, accounting service provider and transfer agent.
3 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's manager, principal underwriter and its transfer agent.
4        Mr. Durham served as a Director Emeritus from 1995 through 1998.


Following is additional information regarding investment professionals affiliated with the Fund.

Name, Address                                                                               Principal Occupation(s) During Past 5
and Birthdate            Position(s) Held with the Fund       Length of Time Served                       Years
----------------------- -------------------------------- ------------------------------ -----------------------------------------

Cynthia Isom             Vice President and Portfolio              16 Years                  Ms. Isom has served in various
2005 Market Street                  Manager                                                 capacities at different times at
Philadelphia, PA 19103                                                                            Delaware Investments

January 23, 1954



         The following table shows each Trustee's ownership of shares of the Fund and of all Delaware Investments funds as of December 31, 2001.

--------------------------- --------------------- -----------------------------------------
                                                      Aggregate Dollar Range of Equity
                             Dollar Range of        Securities in All Registered Investment
                            Equity Securities in  Companies Overseen by Trustee in Family
Name                             the Fund                 of Investment Companies
--------------------------- --------------------- -----------------------------------------
Charles E. Haldeman, Jr.           none                        Over $100, 000
--------------------------- --------------------- -----------------------------------------
David K. Downes                    none                        Over $100, 000
--------------------------- --------------------- -----------------------------------------
Walter A. Babich                   none                        Over $100, 000
--------------------------- --------------------- -----------------------------------------
John H. Durham                     none                        Over $100, 000
--------------------------- --------------------- -----------------------------------------
John A. Fry                        none                             none
--------------------------- --------------------- -----------------------------------------
Anthony D. Knerr                   none                      $10,001 - $50,000
--------------------------- --------------------- -----------------------------------------
Ann R. Leven                       none                        Over $100, 000
--------------------------- --------------------- -----------------------------------------
Thomas F. Madison                  none                      $10,001 - $50,000
--------------------------- --------------------- -----------------------------------------
Janet L. Yeomans                   none                             none
--------------------------- --------------------- -----------------------------------------

         The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from the Trust and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a trustee or director for the fiscal year ended April 30, 2002 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Trustees/Directors as of April 30, 2002. Only the independent trustees of the Trust receive compensation from the Fund.

------------------------ ----------------------- ---------------------- ----------------------- -----------------------
Name                                                                                             Total Compensation
                                                                                                    from Delaware
                               Aggregate          Pension Retirement      Estimated Annual           Investments
                         Compensation from the    Benefits Accrued as       Benefits Upon             Investment
                                  Fund           Part of Fund Expenses      Retirement(1)            Companies(2)
------------------------ ----------------------- ---------------------- ----------------------- -----------------------
Walter B. Babich                     $597               None                     $50,000                 $78,392
------------------------ ----------------------- ---------------------- ----------------------- -----------------------
John H. Durham                       $581               None                     $50,000                 $69,059
------------------------ ----------------------- ---------------------- ----------------------- -----------------------
John A. Fry                          $581               None                     $39,892                 $55,283
------------------------ ----------------------- ---------------------- ----------------------- -----------------------
Anthony D. Knerr                     $582               None                     $50,000                 $69,559
------------------------ ----------------------- ---------------------- ----------------------- -----------------------
Ann R. Leven                         $595               None                     $50,000                 $77,059
------------------------ ----------------------- ---------------------- ----------------------- -----------------------
Thomas F. Madison                    $589               None                     $50,000                 $74,059
------------------------ ----------------------- ---------------------- ----------------------- -----------------------
Janet L. Yeomans                     $494               None                     $50,000                 $70,914
------------------------ ----------------------- ---------------------- ----------------------- -----------------------

  (1) Under the terms of the Delaware Investments Retirement Plan for Trustees/Directors, each disinterested trustee/director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a trustee/director for a period equal to the lesser of the number of years that such person served as a trustee/director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible trustee/director retired as of April 30, 2002 he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as a trustee/director, based on the number of investment companies in the Delaware Investments family as of that date.
         Each independent Trustee/Director (other than John A. Fry) receives a total annual retainer fee of $50,000 for serving as a trustee/director for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John A. Fry currently receives a total annual retainer fee of $39,892 for serving as a Trustee/Director for 24 investment companies in Delaware Investments, plus $2,383 for each Board Meeting attended. Members of the audit committee receive additional compensation of $5,000 plus $1,000 for each meeting in excess of five in any calendar year from all investment companies, in the aggregate, with the exception of the chairperson who receives $8,000 plus $1,000 for each meeting in excess of five in any calendar year. Members of the nominating committee will receive additional compensation of $1,000 from all investment companies, in the aggregate, for each committee meeting. In addition, the chairperson of the nominating committee receives an annual retainer of $500. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $8,000 from all investment companies.

         The Board of Trustees has the following committees:

         Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Delaware Investments funds. It also oversees the quality and objectivity of the Delaware Investments funds' financial statements and the independent audit thereof, and acts as a liaison between the Delaware Investments funds' independent auditors and the full Board of Trustees. Three independent trustees comprise the committee. The Audit Committee held six meetings during the Fund's last fiscal year.

         Nominating Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent trustees. Three independent trustees and one interested trustee serve on the committee. The Nominating Committee held no meetings during the Fund's last fiscal year.

GENERAL INFORMATION

      The Trust is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act and Rule 2a-7 under the 1940 Act. The Trust was organized as a Maryland corporation in April 1980 and reorganized as a Delaware business trust on August 27, 1999.

      The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. Delaware Investment Advisers, an affiliate of the Manager, also manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.


      The Fund's Board of Trustees is responsible for overseeing the performance of the Fund's investment adviser and determining whether to approve and/or renew the Fund's investment management agreements. When the Board considers whether to renew an investment management agreement, it considers various factors that include:

      The nature, extent and quality of the services provided by the investment adviser.

      The investment performance of the fund's assets managed by the investment adviser.

      The fair market value of the services provided by the investment adviser.

      Comparative analysis of expense ratios of, and advisory fees paid by, similar funds.

      The extent to which the investment adviser has realized or will realize economies of scale as the fund grows.

      Other benefits accruing to the investment adviser or its affiliates from its relationship with the fund.

     The investment adviser's management of the operating expenses of the fund, such as transaction costs, including how portfolio transactions for the fund are conducted and brokers are chosen.

     In reviewing the investment management agreements for the Fund, the Board of Trustees considered the Fund's performance relative to its peers and benchmark, the investment process and controls used in managing the Fund, the Fund's fees and expenses relative to its peers, the experience and qualifications of personnel responsible for managing the Fund and quality of other services provided to the Fund in addition to investment advice.

     The Board met in executive session to approve the investment management agreements, and was advised by outside counsel as to the adequacy of the materials provided. The Board was supportive of the changes made by the Chairman and Chief Executive Officer, Charles E. Haldeman. The Board believed that management had effectively communicated with the Board and had been very responsive to the issues raised by the Board during the previous year. The Board was pleased with staffing upgrades and additions that had occurred within the Fund's investment adviser during the past year, the emphasis on research, and the compensation system that had been implemented for investment advisory personnel. In particular, the Board noted that management had maintained and, in some instances, increased financial and personnel resources committed to fund management at a time when many find complexes were cutting back on such committments. When considering the fees of the Fund, the Board noted that Delaware Investments' money market funds are not used as "loss leaders" as many competitor fund complexes do. The Board found the Fund's fees to be appropriate after considering these factors and generally in line with fees charged to comparable funds in the industry.

     The Board also reviewed the quality of services performed by the investment adviser's affiliates on behalf of each Fund, including fund accounting, transfer agent, administrative, and shareholder services. The Board also considered the prestigious DALBAR service awards received by the investment adviser's affiliate for the quality of service it provided to Fund investors.

         Delaware or Delaware International Advisers Ltd. also manages the investment options for Delaware-Lincoln Choice Plus and Delaware Medallion (SM) III Variable Annuities. Choice Plus is issued and distributed by Lincoln National Life Insurance Company. Choice Plus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Choice Plus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware Group Premium Fund in Appendix B.

         Access persons and advisory persons of the Delaware Investments family of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions by certain covered persons in certain securities may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.


      The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Trust's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to delete the words "Delaware Group" from the Trust's name.

Capitalization

      The Trust has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. The Fund offers two classes of shares, Delaware Tax-Free Money Fund A Class and Delaware Tax-Free Money Fund Consultant Class, each representing a proportionate interest in the assets of the Fund, and each having the same voting and other rights and preferences as the other class, except that Class A Shares may not vote on any matter affecting the Distribution Plan under Rule 12b-1 of Consultant Class Shares. General expenses of the Fund will be allocated on a pro-rata basis to the classes according to asset size, except that any expenses of the Rule 12b-1 Plan of Consultant Class Shares will be allocated solely to that Class.

      Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

      Prior to January 1, 1991, the portfolio of the Fund was managed to maintain a fixed net asset value of $10.00 per share. The Fund reduced the net asset value per share from $10.00 to $1.00 by effecting a ten-to-one stock split for shareholders of record on that date.

      Prior to January 1992, Class A Shares were known as the original class and between January 1992 and February 1994 were known as Tax-Free Money Fund class. Prior to January 1992, Consultant Class Shares were known as the consultant class, between January 1992 and November 1992 was known as Tax-Free Money Fund (Institutional) class and between November 1992 and February 1994 was known as Tax-Free Money Fund Consultant class.

      Effective August 16, 1999, the name of Prime Series changed to Delaware Tax-Free Money Fund. Effective August 27, 1999, the name of Delaware Group Tax-Free Money Fund, Inc. changed to Delaware Group Tax-Free Money Fund.

Noncumulative Voting

      The Trust's shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Fund voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

      This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.


FINANCIAL STATEMENTS

      Ernst & Young LLP serves as the independent auditors for Delaware Group Tax-Free Money Fund and, in its capacity as such, audits the annual financial statements of the Fund. The Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended April 30, 2002, are included in the Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

APPENDIX A--DESCRIPTION OF RATINGS

Bonds
         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         For rating categories Aa to Caa, Moody's includes a 1, 2 or 3 following the rating to designate a high, medium or low rating, respectively

         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations; extremely strong capacity to pay principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; very strong capacity to pay principal and interest; A--strong ability to pay interest and repay principal; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds. BB, B, CCC, CC, C--regarded, on balance, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; D--in default.

         Plus (+) or minus (-) may be added to ratings from AA to CCC to show relative standing within the major rating categories.

         Excerpts from Fitch's description of its ratings: AAA--ratings denote the lowest expectation of credit risk. AA--ratings denote a very low expectation of credit risk. A--ratings denote a low expectation of credit risk. BBB--ratings indicate that there is currently a low expectation of credit risk. BB--ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. B--ratings indicate that significant credit risk is present, but a limited margin of safety remains. CC--ratings indicate that default of some kind appears probable. C--ratings signal imminent default.

         The ratings of obligations in the default category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD--obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. DD--indicates potential recoveries in the range of 50% - 90% and D--the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

Commercial Paper
         Excerpts from S&P's description of its two highest commercial paper ratings: A-1--degree of safety regarding timely payment is strong; a plus (+) sign denotes extremely strong safety characteristics; A-2--capacity for timely payment is satisfactory; the relative degree of safety is not as high as for issuers designated A-1.

         Excerpts from Moody's description of its two highest commercial paper ratings: P-1--superior quality; P-2--strong quality.

Excerpts from Fitch IBCA, Inc.'s description of its highest ratings: F-1+ --Exceptionally strong quality; F-1 --Very strong quality; F-2 --Good credit quality.

APPENDIX B - INVESTMENT OBJECTIVES OF THE FUNDS IN THE DELAWARE
INVESTMENTS FAMILY

        Following is a summary of the investment objectives of the funds in the Delaware Investments family:

        Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. As a balanced fund, the fund invests at least 25% of its assets in fixed-income securities and the remaining in equity securities. Delaware Devon Fund seeks total return. It will invest primarily in common stocks. It will focus on common stocks that the manager believes to have potential for above-average earnings per share growth over time.


        Delaware Trend Fund seeks capital appreciation by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential. Delaware Technology and Innovation Fund seeks to provide long-term capital growth by investing primarily in stocks the investment adviser believes will benefit from technological advances and improvements. Delaware American Services Fund seeks to provide long-term capital growth. It invests primarily in stocks of U.S. companies in the financial services, business services and consumer services sectors. Delaware Small Cap Growth Fund seeks to provide long-term capital growth by investing in common stocks of small growth-oriented or emerging growth companies that we believe offer above average opportunities for long-term price appreciation.


        Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.


        Delaware Growth Opportunities Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth. Delaware Diversified Growth Fund seeks capital appreciation by investing in stocks of companies that have growth potential that exceeds the average anticipated growth rate.

        Delaware Decatur Equity Income Fund seeks high current income and capital appreciation. It invests primarily in dividend-paying stocks of large, well-established companies. Delaware Growth and Income Fund seeks capital appreciation with current income as a secondary objective. It invests primarily in common stocks of large, well-established companies. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy. Delaware Diversified Value Fund seeks capital appreciation with current income as a secondary objective by investing in dividend-paying stocks and income producing securities that are convertible into common stocks.


        Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds

        Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

        Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

        Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

        REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

        Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

        Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.


        Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

        Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Delaware Income Allocation Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Delaware Balanced Allocation Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Delaware Growth Allocation Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds. Delaware S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes large U.S. companies.

        Delaware International Value Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware International Small Cap Value Fund seeks to achieve long-term capital appreciation by investing primarily in smaller non-U.S. companies, which may include companies located or operating in established or emerging countries.

        Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry.

        Delaware VIP Trust offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Delaware VIP Balanced Series seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities. Delaware VIP Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Delaware VIP Cash Reserve Series is a money market fund which seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Delaware VIP Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income. The Series intends to pursue its investment objective by investing primarily in convertible securities. Delaware VIP Devon Series seeks total return. The Series will seek to achieve its objective by investing primarily in common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average earnings per share growth over time. Delaware VIP Emerging Markets Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware VIP Global Bond Series seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series will invest in fixed-income securities of issuers from at least three different countries, one of which may be the United States. Delaware VIP Growth and Income Series seeks capital appreciation with current income as a secondary objective. It seeks to achieve its objective by investing primarily in common stocks of large, well-established companies. Delaware VIP Growth Opportunities Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. Delaware VIP International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. Delaware VIP REIT Series seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. Delaware VIP Select Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies of all sizes which the manager believes have the potential for high earnings growth. Delaware VIP Small Cap Value Series seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Delaware VIP Social Awareness Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. Delaware VIP Strategic Income Series seeks high current income and total return. The Series seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Delaware VIP Technology and Innovation Series seeks to provide long-term capital growth by investing primarily in stocks that the manager believes will benefit from technological advances and improvements. Delaware VIP Trend Series seeks long-term capital appreciation by investing primarily in small cap common stocks and convertible securities of emerging and other growth-oriented companies. Delaware VIP U.S. Growth Series seeks to maximize capital appreciation. The Series seeks to achieve its objective by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry.

        Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

        Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining a dollar-weighted average effective maturity from five to ten years.

        Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

        Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital.


        Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

        Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Core Equity Fund seeks long-term capital appreciation. The Fund typically invests in large capitalization companies with relatively consistent earnings growth records.


         Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.


         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.


         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus.

                                     PART C

                                Other Information


Item 23.      Exhibits

                (a)     Agreement and Declaration of Trust.

                        (1)     Agreement and Declaration of Trust (December 17,
                                1998) incorporated into this filing by reference to Post-Effective Amendment No. 24 filed June 24, 1999.

                        (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 24 filed June 24, 1999.

                (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 24 filed June 24, 1999.

                (c)     Instruments Defining the Rights of Security Holders.

                        (1) Agreement and Declaration of Trust. Article III, IV, V and VI of the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 24 filed June 24, 1999.

                        (2) By-Laws. Article II of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 24 filed June 24, 1999.

                (d) Investment Management Agreement. Executed Investment Management Agreement (August 27, 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective No. 25 filed August 27, 1999.

                (e)     (1)     Distribution Agreement.

                        (i) Executed Distribution Agreement (April 19, 2001) between the Trust and Delaware Distributors, L.P. attached as Exhibit.

                        (2)     Financial Intermediary Distribution Agreement.

                        (i) Executed Financial Intermediary Distribution Agreement (January 2001) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant attached as Exhibit.

                        (ii) Executed Appendix A (December 20, 2001) to the Financial Intermediary Distribution Agreement attached as Exhibit.

                        (3)     Dealer's Agreement. Dealers Agreement (January
                                2001) attached as Exhibit.

                        (4) Vision Mutual Fund Gateway Agreement. Vision Mutual Fund Gateway Agreement (November 2000) attached as Exhibit.

                        (5) Registered Investment Advisers Agreement. Registered Investment Advisers Agreement (January 2001) attached as Exhibit.

                        (6) Bank/Trust Agreement. Bank/Trust Agreement (January 2001) attached as Exhibit.

                        (f)     Inapplicable.

                        (g)     Custodian Agreement.

                                1.      Executed Custodian Agreement (May 1,
                                        1996) with The Chase Manhattan Bank and
                                        the Registrant incorporated into this
                                        filing by reference to Post-Effective
                                        Amendment No. 27 filed June 29, 2001.

                                        (i)     Executed Amendment (July 1,
                                                2001) to the Custodian Agreement
                                                between JPMorgan Chase Bank and
                                                the Registrant attached as
                                                Exhibit.

                  (h)      Other Material Contracts.

                           (1) Executed Shareholders Services Agreement (April 2001) attached as Exhibit.

                                   (i) Executed Schedule B (May 16, 2002) to
                                       the Shareholder Services Agreement
                                       attached as Exhibit.

                           (2) Executed Delaware Group of Funds Fund Accounting Agreement with Delaware Service Company, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 30, 1997.

                              (i)   Executed Amendment No. 23 (September 5,
                           2000) to Delaware Investments Family of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 27 filed June 29, 2001.

                              (ii) Executed Schedule B (May 16, 2002) to the Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                  (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 24 filed June 24, 1999.

                  (j)      Consent of Auditors. Attached as Exhibit.

                  (k)      Inapplicable.

                  (l) Agreements in Connection with Initial Capital. Investment Letter of Initial Shareholder, originally filed with Pre-Effective Amendment No. 1 on May 28, 1981, incorporated into this filing by reference to Post-Effective Amendment No. 22 filed June 30, 1997.

                  (m) Plans under Rule 12b-1. Rule 12b-1 Plan for the Consultant Class of Shares incorporated into this filing by reference to Post-Effective Amendment No. 27 filed June 29, 2001.

                  (n) Plan under Rule 18f-3. Plan under Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 27 filed June 29, 2001.

                  (o)      Inapplicable.

                  (p)      Code of Ethics.

                           (1) Code of Ethics for the Registrant, Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Distributors, L.P. incorporated by reference to Post-Effective Amendment No. 26 filed June 29, 2000.

                           (2) Code of Ethics for Lincoln Financial Distributors, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 27 filed June 29, 2001.

                  (q) Trustees' Power of Attorney. Trustees' Power of Attorney incorporated into this filing by reference to Post-Effective Amendment No. 27 filed June 29, 2001.

Item 24. Persons Controlled by or under Common Control with Registrant. None.

Item 25. Indemnification. Incorporated into this filing by reference to Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 24 filed June 24, 1999.

Item 26.  Business and Other Connections of Investment Adviser.

               Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group Cash Reserve, Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Fund, Delaware Group Equity Funds III, Delaware VIP Trust, Delaware Group Global & International Funds, Delaware Group Adviser Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

             The following persons serving as officers of the Manager have held the following positions during the past two years:

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Charles E. Haldeman, Jr.                          Chief Executive Officer of Delaware Management Company, Vantage Investment
                                                  Advisers (each a series of
                                                  Delaware Management Business
                                                  Trust) and Delaware General
                                                  Management, Inc.

                                                  Chairman and Director of Delaware International Advisers Ltd.

                                                  Chairman of each fund in the Delaware Investments Family of Funds

                                                  Chief Executive Officer and Director/Trustee of DMH Corp., Delaware Management
                                                  Company, Inc., Delaware International Holdings Ltd., Delaware Management
                                                  Business Trust, Delaware Investments U.S., Inc. and DIAL Holding Company, Inc.

                                                  President/Chief Executive Officer and Director/Trustee of Delaware Management
                                                  Holdings, Inc. and Lincoln National Investment Companies, Inc.

                                                  President/Chief Executive Officer of Delaware Lincoln Cash Management and
                                                  Delaware Lincoln Investment Advisers (each a series of Delaware Management
                                                  Business Trust)

                                                  Director of Delaware Service Company, Inc., Delaware Capital Management Inc.,
                                                  Retirement Financial Services, Inc., Delaware Distributors, Inc. and LNC
                                                  Administrative Services Corporation

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
David K. Downes                                   President of Delaware Management Company (a series of Delaware Management
                                                  Business Trust)

                                                  Chairman/President/Chief Executive Officer and Director/Trustee of Delaware
                                                  Services Company, Inc., Retirement Financial Services, Inc. and LNC
                                                  Administrative Services Corporation

                                                  Chairman/Chief Executive Officer and Director/Trustee of Delaware Management
                                                  Trust Company

                                                  President/Chief Executive Officer/Chief Financial Officer of each fund in the
                                                  Delaware Investments Family of Funds

                                                  President/Chief Executive Officer and Director/Trustee of Delaware Capital
                                                  Management, Inc.

                                                  President/Chief Operating Officer/Chief Financial Officer and Director/Trustee
                                                  of Delaware International Holdings Ltd.

                                                  President/Chief Operating Officer and Director/Trustee of Delaware General
                                                  Management, Inc.

                                                  President and Director of Delaware Management Company, Inc.

                                                  Executive Vice President/Chief Operating Officer/Chief Financial Officer and
                                                  Director/Trustee of DMH Corp., Delaware Distributors, Inc., Delaware
                                                  Management Business Trust, DIAL Holding Company, Inc., Delaware Investments
                                                  U.S., Inc., Lincoln National Investment Companies, Inc. and Founders Holdings,
                                                  Inc.

                                                  Executive Vice President/Chief Operating Officer/Chief Financial Officer of
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers,
                                                  Vantage Investment Advisers, Delaware Lincoln Cash Management (each a series of
                                                  Delaware Management Business Trust), Delaware Management Holdings, Inc., Delaware
                                                  Distributors, L.P. and Founders CBO Corporation

                                                  Executive Vice President/Chief Operating Officer of Delaware Lincoln Cash
                                                  Management (a series of Delaware Management Business Trust)

                                                  Director of Delaware International Advisers Ltd.

                                                  President and Director of Lincoln National Income Fund, Inc. and Lincoln
                                                  National Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
John C. E. Campbell                               Executive Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Investment
                                                  Advisers, Vantage Investment Advisers (each a series of Delaware Management
                                                  Business Trust) and Retirement Financial Services, Inc.

                                                  Director of Delaware International Advisers Ltd.

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
------------------------------------------------- --------------------------------------------------------------------------------
William E. Dodge                                  Executive Vice President/Chief Investment Officer - Equity of Delaware
                                                  Management Company (a series of Delaware Management Business Trust), Delaware
                                                  Management Holdings, Inc., Delaware Capital Management, Inc., Lincoln National
                                                  Investment Companies, Inc. and each fund in the Delaware Investments Family of
                                                  Funds

                                                  President/Chief Investment Officer - Equity of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust)

                                                  President of Vantage Investment Advisers (a series of Delaware Management
                                                  Business Trust)

                                                  Executive Vice President of Delaware Management Business Trust
------------------------------------------------- --------------------------------------------------------------------------------
Jude T. Driscoll                                  Executive Vice President of Fixed Income of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust), Delaware Management Holdings,
                                                  Inc., Delaware Capital Management, Inc., Lincoln National Investment
                                                  Companies, Inc., Founders Holdings, Inc. and each fund in the Delaware
                                                  Investments Family of Funds

                                                  President and Director of Founders CBO Corporation

                                                  Executive Vice President of Delaware Management Business Trust and Delaware
                                                  Lincoln Cash Management (a series of Delaware Management Business Trust)

                                                  Director of HYPPCO Finance Company Ltd.
------------------------------------------------- --------------------------------------------------------------------------------
Richard J. Flannery                               Executive Vice President/General Counsel/Chief Administrative Officer of
                                                  Delaware Management Company, Delaware Investment Advisers, Delaware Lincoln
                                                  Cash Management, Delaware Lincoln Investment Advisers, Vantage Investment
                                                  Advisers (each a series of Delaware Management Business Trust), Delaware
                                                  Management Holdings, Inc., Lincoln National Investment Companies, Inc.,
                                                  Founders CBO Corporation and each fund in the Delaware Investments Family of
                                                  Funds

                                                  President/Chief Executive Officer and Director of Delaware Distributors, Inc.

                                                  President/Chief Executive Officer of Delaware Distributors, L.P.

                                                  Executive Vice President/General Counsel/Chief Administrative Officer and
                                                  Director/Trustee of DMH Corp., Delaware Management Company, Inc., Delaware
                                                  Service Company, Inc., Delaware Capital Management, Inc., Retirement Financial
                                                  Services, Inc., Delaware Management Trust Company, Delaware General
                                                  Management, Inc., Delaware Management Business Trust, Delaware Investments
                                                  U.S., Inc., DIAL Holding Company, Inc. and LNC Administrative Services
                                                  Corporation

                                                  Executive Vice President/General Counsel and Director of Delaware
                                                  International Holdings Ltd. and Founders Holdings, Inc.

                                                  Director of Delaware International Advisers Ltd. and HYPPCO Finance Company
                                                  Ltd.

                                                  Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverson,
                                                  PA; Director and Member of Executive Committee; Membership Officer of
                                                  Stonewall Links, Inc. since 1991, Bulltown Rd., Elverson, PA

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
------------------------------------------------- --------------------------------------------------------------------------------
Gerald S. Frey                                    Managing Director/Chief Investment Officer - Growth Investing of Delaware
                                                  Management Company, Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delaware Capital Management, Inc. and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Douglas L. Anderson                               Senior Vice President/Operations of Delaware Management Company (a series of
                                                  Delaware Management Business Trust), Delaware Service Company, Inc., Delaware
                                                  Distributors, L.P., Delaware Distributors, Inc. and Retirement Financial
                                                  Services, Inc.

                                                  Senior Vice President/Operations and Director of Delaware  Management Trust
                                                  Company
------------------------------------------------- --------------------------------------------------------------------------------
Michael P. Bishof                                 Senior Vice President/Investment Accounting of Delaware Management Company,
                                                  Delaware Lincoln Investment Advisers, Vantage Investment Advisers (each a series of Delaware Management Business Trust), Delaware Service Company, Inc.,
                                                  Delaware Capital Management, Inc., Delaware Distributors, L.P. and Founders
                                                  Holdings, Inc.

                                                  Senior Vice President/Treasurer of Founders CBO Corporation and
                                                  each fund in the Delaware Investments Family of Funds

                                                  Senior Vice President/Treasurer/Investment Accounting of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)

                                                  Senior Vice President/Manager of Investment Accounting of Delaware
                                                  International Holdings Ltd.

                                                  Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Lisa O. Brinkley                                  Senior Vice President/Compliance Director of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Cash Management, Delaware
                                                  Lincoln Investment Advisers, Vantage Investment Advisers (each a series of
                                                  Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH
                                                  Corp., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                                  Delaware Capital Management, Inc., Retirement Financial Services, Inc.,
                                                  Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware General
                                                  Management, Inc., Delaware Management Business Trust, Lincoln National
                                                  Investment Companies, Inc., Delaware Investments U.S., Inc., DIAL Holding
                                                  Company, Inc., LNC Administrative Services Corporation and each fund in the
                                                  Delaware Investments Family of Funds

                                                  Senior Vice President/Compliance Director/Assistant Secretary of Delaware
                                                  Management Trust Company
------------------------------------------------- --------------------------------------------------------------------------------
Ryan K. Brist                                     Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                                  Investments Family of Funds

                                                  Vice President of Lincoln National Income Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Joshua Brooks                                     Senior Vice President/Chief Investment Officer - Value Investing of
                                                  Delaware Management Company, Delaware Investment Advisers,
                                                  Vantage Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delaware Capital Management,
                                                  Inc. and each fund in the Delaware Investments Family of Funds

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Timothy G. Connors                                Senior Vice President/Director of Research - Fundamental of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Investment
                                                  Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                                  Managing Director of Vantage Investment Advisers (a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Patrick P. Coyne                                  Senior Vice President/Deputy Chief Investment Officer - Fixed Income of
                                                  Delaware Management Company, Delaware Investment Advisers (each a series of
                                                  Delaware Management Business Trust) and each fund in the Delaware Investments
                                                  Family of Funds

                                                  Senior Vice President/Senior Portfolio Manager of Delaware Capital Management,
                                                  Inc.
------------------------------------------------- --------------------------------------------------------------------------------
George E. Deming                                  Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds

                                                  Director of Delaware International Advisers Ltd.
------------------------------------------------- --------------------------------------------------------------------------------
Robert J. DiBraccio           `                   Senior Vice President/Head of Equity Trading of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management
                                                  Business Trust) and Delaware Capital Management, Inc.

                                                  Senior Vice President/Equity Trading of Vantage Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
J. Paul Dokas                                     Senior Vice President/Director of Research - Quantitative of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Investment
                                                  Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                                  Managing Director of Vantage Investment Advisers (a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
John B. Fields                                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds

                                                  Trustee of Delaware Management Business Trust
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Joseph H. Hastings                                Senior Vice President/ Treasurer/Controller of Delaware Management Company,
                                                  Delaware Lincoln Cash Management, Delaware Lincoln Investment Advisers,
                                                  Vantage Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Management Holdings, Inc., DMH Corp., Delaware Management
                                                  Company, Inc., Delaware Service Company, Inc., Delaware Capital Management,
                                                  Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware
                                                  General Management, Inc., Delaware Management Business Trust, Delaware
                                                  Investments U.S., Inc., DIAL Holding Company, Inc., Lincoln National
                                                  Investment Companies, Inc. and LNC Administrative Services Corporation

                                                  Executive Vice President/Chief Financial Officer/Treasurer and Director of
                                                  Delaware Management Trust Company

                                                  Executive Vice President/Chief Financial Officer of Retirement Financial
                                                  Services, Inc.

                                                  Senior Vice President/Treasurer/Corporate Controller of Delaware International
                                                  Holdings Ltd. and Founders Holdings, Inc.

                                                  Senior Vice President/Controller of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust) and each fund in the Delaware Investments
                                                  Family of Funds

                                                  Senior Vice President/Assistant Treasurer of Founders CBO Corporation
------------------------------------------------- --------------------------------------------------------------------------------
Joanne O. Hutcheson                               Senior Vice President/Human Resources of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Lincoln
                                                  Investment Advisers, Vantage Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                                  Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
                                                  Capital Management, Inc., Retirement Financial Services, Inc., Delaware
                                                  Management Trust Company, Delaware Distributors, L.P., Delaware Distributors,
                                                  Inc., Delaware General Management, Inc., Delaware Management Business Trust,
                                                  Delaware Investments U.S., Inc., DIAL Holding Company, Inc., Lincoln National
                                                  Investment Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Karina J. Istvan                                  Senior Vice President/Retail Investor Services of Delaware Management Company,
                                                  Delaware Lincoln Investment Advisers (each a series of Delaware Management
                                                  Business Trust), Delaware Distributors, Inc., Delaware Capital Management,
                                                  Inc., Retirement Financial Services, Inc., Delaware Distributors, L.P. and
                                                  each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Richelle S. Maestro                               Senior Vice President/Deputy General Counsel/Secretary of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Cash Management,
                                                  Delaware Lincoln Investment Advisers, Vantage Investment Advisers (each a series of Delaware Management Business Trust), Delaware Management Holdings,
                                                  Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc.,
                                                  Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
                                                  Capital Management, Inc., Retirement Financial Services, Inc., Delaware
                                                  Management Trust Company,  Delaware General Management, Inc., Delaware
                                                  Management Business Trust, Founders Holdings, Inc., Founders CBO Corporation,
                                                  Lincoln National Investment Companies, Inc., LNC Administrative Services
                                                  Corporation and each fund in the Delaware Investments Family of Funds

                                                  Senior Vice President/Deputy General Counsel/Assistant Secretary of Delaware
                                                  International Holdings Ltd.

                                                  Senior Vice President/General Counsel/Secretary of Delaware Distributors, L.P.
                                                  and Delaware Distributors, Inc.

                                                  General Partner of Tri-R Associates since 1989, 10001
                                                  Sandmeyer Lane, Philadelphia, PA.
------------------------------------------------- --------------------------------------------------------------------------------
Susan L. Natalini                                 Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company, Delaware Investment Advisers and Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
John J. O'Connor                                  Senior Vice President/Investment Accounting of Delaware
                                                  Management Company, Delaware Lincoln Investment Advisers
                                                  (each a series of Delaware Management Business Trust) and
                                                  Delaware Service Company, Inc.

                                                  Senior Vice President/Investment Accounting/Assistant Treasurer of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)

                                                  Senior Vice President/Assistant Treasurer of each fund in the Delaware
                                                  Investments Family of Funds

                                                  Assistant Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Paul M. Ross                                      Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company, Delaware Investment Advisers and Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
James L. Shields                                  Senior Vice President/Chief Information Officer of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Investment Advisers,
                                                  Vantage Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Service Company, Inc., Delaware Capital Management, Inc.,
                                                  Retirement Financial Services, Inc. and Delaware Distributors, L.P.
------------------------------------------------- --------------------------------------------------------------------------------
Frank M. Staves                                   Senior Vice President/Client Services of Delaware Management Company, Delaware
                                                  Investment Advisers and Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust)

------------------------------------------------- --------------------------------------------------------------------------------
David Starer (1)                                  Senior Vice President/Portfolio Manager/Senior Equity Analyst of Delaware
                                                  Management Company, Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust) and each fund in the Delaware Investments Family of
                                                  Funds
------------------------------------------------- --------------------------------------------------------------------------------
Gary T. Abrams                                    Vice President/Equity Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers and Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Christopher S. Adams                              Vice President/Senior Equity Analyst I of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware
                                                  Lincoln Investment Advisers, Vantage Investment Advisers
                                                  (each a series of Delaware Management Business Trust) and
                                                  each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Peter C. Andersen                                 Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                                  Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Damon J. Andres                                   Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Robert L. Arnold                                  Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Marshall T. Bassett                               Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Joseph Baxter                                     Vice President/Senior Municipal Bond Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Christopher S. Beck                               Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments Family of Funds

                                                  Trustee of New Castle County Pension Board since October 1992, Wilmington, DE
------------------------------------------------- --------------------------------------------------------------------------------
Richard E. Biester                                Vice President/Equity Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers and Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Vincent A. Brancaccio                             Vice President/Senior Equity Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Michael P. Buckley                                Vice President/Portfolio Manager/Senior Municipal Bond Analyst of Delaware
                                                  Management Company, Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust) and each fund in the Delaware Investments Family of
                                                  Funds
------------------------------------------------- --------------------------------------------------------------------------------
MaryEllen M. Carrozza                             Vice President/Client Services of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware General Management, Inc. and each fund in the Delaware Investments
                                                  Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Stephen R. Cianci                                 Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Capital Management, Inc. and each fund in the Delaware Investments
                                                  Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Mitchell L. Conery                                Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
David F. Connor                                   Vice President/Deputy General Counsel/Assistant Secretary of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Cash
                                                  Management, Delaware Lincoln Investment Advisers, Vantage Investment Advisers
                                                  (each a series of Delaware Management Business Trust), Delaware Management
                                                  Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments
                                                  U.S., Inc., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                                  Delaware Capital Management, Inc., Retirement Financial Services, Inc.,
                                                  Delaware Management Trust Company, Delaware Distributors, L.P., Delaware
                                                  Distributors, Inc., Delaware General Management, Inc., Delaware Management
                                                  Business Trust, Lincoln National Investment Companies, Inc., LNC
                                                  Administrative Services Corporation and each fund in the Delaware Investments
                                                  Family of Funds

                                                  Secretary of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Nancy M. Crouse                                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investment Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Joseph F. DeMichele                               Vice President/High Grade Trader of Delaware Management Company, Delaware
                                                  Investment Advisers and Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Joel A. Ettinger                                  Vice President/Taxation of Delaware Management Company, Delaware Investment
                                                  Advisers, Delaware Lincoln Cash Management, Delaware Lincoln Investment
                                                  Advisers (each a series of Delaware Management Business Trust), Delaware
                                                  Management Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware
                                                  Investments U.S., Inc., Delaware Management Company, Inc., Delaware Service
                                                  Company, Inc., Delaware Capital Management, Inc., Retirement Financial
                                                  Services, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc.,
                                                  Delaware General Management, Inc., Delaware Management Business Trust,
                                                  Founders Holdings, Inc., Founders CBO Corporation, Lincoln National Investment
                                                  Companies, Inc., LNC Administrative Services Corporation and each fund in the
                                                  Delaware Investments Family of Funds

                                                  Vice President/Taxation/Assistant Secretary of Vantage Investment Advisers (a
                                                  series of Delaware Management Business Trust)

                                                  Assistant Secretary of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Phoebe W. Figland                                 Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust), Delaware Service Company, Inc. and
                                                  each fund in the Delaware Investments Family of Funds

                                                  Assistant Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Joseph Fiorilla                                   Vice President/Trading Operations of Delaware Management Company, Delaware
                                                  Investment Advisers and Delaware Lincoln Investment Advisers  (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Charles E. Fish                                   Vice President/Senior Equity Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Brian Funk                                        Vice President/High Yield Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                                  Vice President/Research Analyst of Delaware Lincoln Investment Advisers (a
                                                  series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
James A. Furgele                                  Vice President/Investment Accounting of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Service Company, Inc. and each fund in the Delaware Investments
                                                  Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Brent C. Garrells                                 Vice President/ High Yield Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                                  Vice President/ Research Analyst of Delaware Lincoln Investment Advisers (a
                                                  series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Stuart M. George                                  Vice President/Equity Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers and Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Robert E. Ginsberg                                Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers, Vantage Investment
                                                  Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Barry Gladstein                                   Vice President/Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Capital Management, Inc. and each fund in the Delaware Investments
                                                  Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Paul Grillo                                       Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Brian T. Hannon                                   Vice President/Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
John A. Heffern                                   Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Francis J. Houghton, Jr.                          Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds

                                                  Executive Vice President of Delaware General Management, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Jeffrey W. Hynoski                                Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Cynthia Isom                                      Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Audrey E. Kohart                                  Vice President/Assistant Controller - Corporate Accounting of Delaware
                                                  Management Company and Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Steven T. Lampe                                   Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Capital Management, Inc. and each fund in the Delaware Investments
                                                  Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Kevin S. Lee                                      Vice President/Assistant Controller of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Management Holdings, Inc., DMH Corp., DIAL Holding Company, Inc.,
                                                  Delaware Investments U.S., Inc., Delaware Management Company, Inc., Delaware
                                                  Service Company, Inc., Delaware Capital Management, Inc., Retirement Financial
                                                  Services, Inc., Delaware Management Trust Company, Delaware Distributor, L.P.,
                                                  Delaware Distributors, Inc., Delaware General Management, Inc., Delaware
                                                  Management Business Trust, Lincoln National Investment Companies, Inc. and LNC
                                                  Administrative Services Corporation

                                                  Vice President/Treasurer/Secretary of Vantage Investment Advisers (a series of
                                                  Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
SooHee Lee                                        Vice President/Client Services of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.                          Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Francis X. Morris                                 Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Michael Morris                                    Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and of each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
David P. O'Connor                                 Vice President/Associate General Counsel/Assistant Secretary of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Cash
                                                  Management, Delaware Lincoln Investment Advisers, Vantage Investment Adviser
                                                  (each a series of Delaware Management Business Trust), Delaware Management
                                                  Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Service
                                                  Company, Inc., Delaware Capital Management, Inc., Retirement Financial
                                                  Services, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc.,
                                                  Delaware General Management, Inc., Delaware Management Business Trust,
                                                  Delaware Investments U.S., Inc., DIAL Holding Company, Inc., Lincoln National
                                                  Investment Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Philip O. Obazee (2)                              Vice President/Derivatives Managers of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust) and each fund in the Delaware Investments
                                                  Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Timothy L. Rabe                                   Vice President/High Yield Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers
                                                  (each a series of Delaware Management Business Trust) and
                                                  Founders Holdings, Inc.

                                                  Vice President/High Yield Trader and Director of Founders CBO Corporation
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Richard Salus                                     Vice President/ Assistant Controller of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Lincoln
                                                  Investment Advisers, Vantage Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                                  Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
                                                  Capital Management, Inc., Retirement Financial Services, Inc., Delaware
                                                  Management Trust Company, Delaware Distributors, L.P., Delaware Distributors,
                                                  Inc., Delaware International Holdings Ltd., Delaware General Management, Inc.,
                                                  Delaware Management Business Trust, Delaware Investments U.S., Inc., DIAL
                                                  Holding Company, Inc., Lincoln National Investment Companies, Inc. and LNC
                                                  Administrative Services Corporation
------------------------------------------------- --------------------------------------------------------------------------------
Robert D. Schwartz                                Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                                  Vice President/Assistant Secretary of Delaware General Management, Inc.

                                                  Vice President of Lincoln National Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Richard D. Seidel                                 Vice President/Assistant Controller/Manager - Payroll of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Cash Management,
                                                  Delaware Lincoln Investment Advisers (each a series of Delaware Management
                                                  Business Trust), Retirement Financial Services, Inc. and LNC Administrative
                                                  Services Corporation

                                                  Vice President/Assistant Treasurer of Delaware Management Holdings, Inc.,
                                                  Delaware Service Company, Inc., Delaware Capital Management, Inc. and Vantage
                                                  Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Brenda L. Sprigman                                Vice President/Business Manager - Fixed Income of Delaware Management Company,
                                                  Delaware Investment Advisers and Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Matthew J. Stephens                               Vice President/Senior High Grade Analyst of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Michael T. Taggart                                Vice President/Facilities & Administrative Services of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Investment Advisers
                                                  (each a series of Delaware Management Business Trust), Delaware Service
                                                  Company, Inc., Delaware Distributors, L.P. and Delaware Distributors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Ward W. Tatge                                     Vice President/Senior Research Analyst of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                                  Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Thomas J. Trotman                                 Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Lori P. Wachs                                     Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Laura Wagner                                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust), Delaware Service Company, Inc. and
                                                  each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
James J. Wright                                   Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------

*Business Address is 2005 Market Street, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
(1) SENIOR QUANTITATIVE ANALYST, Jacobs Levy Equity Management, Roseland, NJ, 1996-2001

(2) VICE PRESIDENT/QUANTITATIVE RESEARCH GROUP, First Union Capital Markets Corporation, Charlotte, NC, 1998-2001

--------------------------------------------------------------------------------

Item 27. Principal Underwriters.

         (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b)(1) Information with respect to each officer or partner of principal underwriter:

---------------------------------------- -------------------------------------------- ------------------------------------------

Name and Principal Business Address*     Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------     --------------------------------------       -------------------------------------
Delaware Distributors, Inc.              General Partner                              None
---------------------------------------- -------------------------------------------- ------------------------------------------
Delaware Investment Advisers             Limited Partner                              None
---------------------------------------- -------------------------------------------- ------------------------------------------
Delaware Capital Management, Inc.        Limited Partner                              None
---------------------------------------- -------------------------------------------- ------------------------------------------
Richard J. Flannery                      President/Chief Executive Officer            Executive Vice President/General
                                                                                      Counsel/Chief Administrative Officer
---------------------------------------- -------------------------------------------- ------------------------------------------
David K. Downes                          Executive Vice President/Chief Operating     President/Chief Executive Officer/Chief
                                         Officer/Chief Financial Officer              Financial Officer
---------------------------------------- -------------------------------------------- ------------------------------------------
Diane M. Anderson                        Senior Vice President/Retirement Operations  None
---------------------------------------- -------------------------------------------- ------------------------------------------
Douglas L. Anderson                      Senior Vice President/Operations             None
---------------------------------------- -------------------------------------------- ------------------------------------------
Michael P. Bishof                        Senior Vice President/Investment Accounting  Senior Vice President/Treasurer
---------------------------------------- -------------------------------------------- ------------------------------------------
Lisa O. Brinkley                         Senior Vice President/Compliance Director    Senior Vice President/Compliance Director
---------------------------------------- -------------------------------------------- ------------------------------------------
Joseph H. Hastings                       Senior Vice President/Treasurer/ Corporate   Senior Vice President/Corporate
                                         Controller                                   Controller
---------------------------------------- -------------------------------------------- ------------------------------------------
Joanne O. Hutcheson                      Senior Vice President/Human Resources        Senior Vice President/Human Resources
---------------------------------------- -------------------------------------------- ------------------------------------------
Karina J. Istvan                         Senior Vice President/Retail Product         None
                                         Management
---------------------------------------- -------------------------------------------- ------------------------------------------
Richelle S. Maestro                      Senior Vice President/General                Senior Vice President/Deputy General
                                         Counsel/Secretary                            Counsel/ Secretary
---------------------------------------- -------------------------------------------- ------------------------------------------
Stephen C. Nell                          Senior Vice President/National Retirement    None
                                         Sales
---------------------------------------- -------------------------------------------- ------------------------------------------
James L. Shields                         Senior Vice President/Chief Information      None
                                         Officer
---------------------------------------- -------------------------------------------- ------------------------------------------
Elisa C. Colkitt                         Vice President/Broker Dealer Operations &    None
                                         Service Support
---------------------------------------- -------------------------------------------- ------------------------------------------
David F. Connor                          Vice President/Deputy General                Vice President/Deputy General
                                         Counsel/Assistant Secretary                  Counsel/Assistant Secretary
---------------------------------------- -------------------------------------------- ------------------------------------------
Joel A. Ettinger                         Vice President/Taxation                      Vice President/Taxation
---------------------------------------- -------------------------------------------- ------------------------------------------
Susan T. Friestedt                       Vice President/Retirement Services           None
---------------------------------------- -------------------------------------------- ------------------------------------------
Jeffrey M. Kellogg                       Vice President/Product Manager,              None
                                         Fixed-Income & International
---------------------------------------- -------------------------------------------- ------------------------------------------
Keven S. Lee                             Vice President/Assistant Controller          None
---------------------------------------- -------------------------------------------- ------------------------------------------
Philip Y. Lin                            Vice President/Associate General             Vice President/Associate General
                                         Counsel/Assistant Secretary                  Counsel/Assistant Secretary
---------------------------------------- -------------------------------------------- ------------------------------------------
Nancy Nawn                               Vice President/Senior Wrap Product Manager   None
---------------------------------------- -------------------------------------------- ------------------------------------------
David P. O'Connor                        Vice President/Associate General             Vice President/Associate General
                                         Counsel/Assistant Secretary                  Counsel/Assistant Secretary
---------------------------------------- -------------------------------------------- ------------------------------------------
Robinder Pal                             Vice President/Retail e-Business             None
---------------------------------------- -------------------------------------------- ------------------------------------------
Richard  Salus                           Vice President/Assistant Controller          None
---------------------------------------- -------------------------------------------- ------------------------------------------

---------------------------------------- -------------------------------------------- ------------------------------------------

Name and Principal Business Address*     Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------     --------------------------------------       -------------------------------------
Gordon E. Searles                        Vice President/Client Services               None
---------------------------------------- -------------------------------------------- ------------------------------------------
Michael T. Taggart                       Vice President/Facilities & Administrative   None
                                         Services
---------------------------------------- -------------------------------------------- ------------------------------------------
James R. Van Deventer                    Vice President/Defined Contribution Sales-   None
                                         South
---------------------------------------- -------------------------------------------- ------------------------------------------
Julia R. Vander Els                      Vice President/Retirement Plan               None
                                         Communications
---------------------------------------- -------------------------------------------- ------------------------------------------

* Business address of each is 2005 Market Street, Philadelphia, PA 19103.

         (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary distributor for all the mutual funds in the Delaware Investments family.

         (b)(2)   Information with respect to each officer or partner of LFD:

--------------------------------------- --------------------------------------------- -----------------------------------------

Name and Principal Business Address*    Positions and Offices with LFD                Positions and Offices with Registrant
------------------------------------    ------------------------------                -------------------------------------
Westley V. Thompson                     President/Chief Executive Officer/Director    None
--------------------------------------- --------------------------------------------- -----------------------------------------
David M. Kittredge                      Senior Vice President/Chief Operating         None
                                        Officer/Director
--------------------------------------- --------------------------------------------- -----------------------------------------
Stephen W. Long                         Senior Vice President                         None
--------------------------------------- --------------------------------------------- -----------------------------------------
Karen R. Matheson                       Senior Vice President/Chief Financial         None
                                        Officer/Chief Administrative Officer/
                                        Director
--------------------------------------- --------------------------------------------- -----------------------------------------
Margaret Skinner                        Senior Vice President                         None
--------------------------------------- --------------------------------------------- -----------------------------------------
Phillip Cramer                          Vice President                                None
--------------------------------------- --------------------------------------------- -----------------------------------------
Frederick J. Crawford**                 Vice President/Treasurer                      None
--------------------------------------- --------------------------------------------- -----------------------------------------
Kim Miner                               Vice President
--------------------------------------- --------------------------------------------- -----------------------------------------
Therese M. Obringer                     Vice President/Chief Compliance Officer       None
--------------------------------------- --------------------------------------------- -----------------------------------------

------- -------------------------------------------
*       2001 Market Street, Philadelphia, PA 19103.
**      1500 Market Street, Philadelphia, PA 19103.
------- -------------------------------------------

                  (c)      Not Applicable.

Item 28. Location of Accounts and Records. All accounts and records are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103-7094.

Item 29. Management Services. None.

Item 30. Undertakings. Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 27th day of June, 2002.

                        DELAWARE GROUP TAX-FREE MONEY FUND

                        By   /s/Charles E. Haldeman, Jr.
                             ----------------------------------------------
                             Charles E. Haldeman, Jr.
                              Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

 Signature                              Title                                             Date
------------------------------     --------------------------------------------         ---------

                                   President/Chief Executive Officer/
                                   Chief Financial Officer (Principal
                                   Executive Officer and Principal
/s/David K. Downes                 Accounting Officer) and Trustee                     June 27, 2002
-----------------------------
David K. Downes

/s/Charles E. Haldeman, Jr.        Chairman and Trustee                                June 27, 2002
-----------------------------
Charles E. Haldeman, Jr.

/s/Walter P. Babich         *      Trustee                                             June 27, 2002
-----------------------------
Walter P. Babich

/s/John H. Durham           *      Trustee                                             June 27, 2002
-----------------------------
John H. Durham

/s/John A. Fry              *      Trustee                                             June 27, 2002
-----------------------------
John A. Fry

/s/Anthony D. Knerr         *      Trustee                                             June 27, 2002
-----------------------------
Anthony D. Knerr

/s/Ann R. Leven             *      Trustee                                             June 27, 2002
-----------------------------
Ann R. Leven

/s/Thomas F. Madison        *      Trustee                                             June 27, 2002
-----------------------------
Thomas F. Madison

/s/Janet L. Yeomans         *      Trustee                                             June 27, 2002
-----------------------------
Janet L. Yeomans



* By:  /s/Charles E. Haldeman, Jr.
      -----------------------------
         Charles E. Haldeman, Jr.
         as Attorney-in-Fact for
      each of the persons indicated


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549






                                    Exhibits

                                       to

                                    Form N-1A







             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.                             Exhibit
-----------                             -------

EX-99.E1 Executed Distribution Agreement between the Trust and Delaware Distributors, L.P.

EX-99.E2 Executed Financial Intermediary Distribution Agreement (January 1, 2001) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant

EX-99.E2(i)       Executed Appendix A (December 20, 2001) to the Financial
                  Intermediary Distribution Agreement

EX-99.E3          Dealer's Agreement

EX-99.E4 Vision Mutual Fund Gateway Agreement. Vision Mutual Fund Gateway Agreement

EX-99.E5 Registered Investment Advisers Agreement. Registered Investment Advisers Agreement

EX-99.E6          Bank/Trust Agreement. Bank/Trust Agreement

EX-99.G(i)        Executed Amendment (July 1, 2001) to the Custodian Agreement
                  between JPMorgan Chase Bank and the Registrant

EX-99.H1          Executed Shareholders Services Agreement (April 2001)

EX-99.H1(i)       Executed Schedule B (May 16, 2002) to the Shareholder Services
                  Agreement

EX-99.H2(ii)      Executed Schedule B (May 16, 2002) to the Delaware Group of
                  Funds Fund Accounting Agreement

EX-99.J           Consent of Auditors